As filed with the Securities and Exchange Commission on April 17, 1998
                      Securities Act File No. 333-12075
                      Investment Company Act File No. 811-07813
===========================================================================

                                         SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C. 20549


                                                      FORM N-1A

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment
              No.
              Post-Effective Amendment No.   2
                                            X
                                           -----
                                         ----


REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
              Amendment No.  3
                                                       X

                                                KOBREN INSIGHT FUNDS
                     (Exact Name of Registrant as Specified in Charter)

     20 William Street, Suite 310, Wellesley Hills, Massachusetts 02181

           Registrant's Telephone Number, including Area Code: (617) 573-1557

Name and Address of Agent for Service:                   Copies to:
Gail A. Hanson, Esq.                                     Pamela Wilson, Esq.
Kobren Insight Funds                                     Hale and Dorr
One Exchange Place                                       60 State Street
Boston, MA  02109                                        Boston, MA  02109



        It is proposed that this filing will become effective:



        _       immediately upon filing pursuant to paragraph (b)
        X       on April 22, 1998 pursuant to paragraph (b)
                60 days after filing pursuant to paragraph (a)(1) on pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph
                (a)(2) on __________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant  filed a Rule 24f-2 Notice for its most recent fiscal year ended
 December 31, 1997 on March 31, 1998.

                                                         5
g:\shared\clients\insight\peas\peano.2\prospect\040198.doc

                                               KOBREN INSIGHT FUNDS

                                                     FORM N-1A

                                               CROSS REFERENCE SHEET

                                             PURSUANT TO RULE 495 (a)


Part A.
Item No.                                                                    Prospectus Caption

1.     Cover Page                                                          Cover Page

2.     Synopsis                                                            Expense Information

3.     Condensed Financial Information                                     Financial Highlights

4.     General Description of Registrant                                      Cover Page;    Investment
                                                                           Objectives and Policies; Additional
                                                                           Information

5.     Management of the Fund                                                 Cover Page; Expense Information;
                                                                           Investment Objectives and Policies;
                                                                               Management of the Funds;
                                                                           Additional Information

5A.    Management's Discussion of                                          Not Applicable
       Fund Performance

6.     Capital Stock and Other Securities                                         How to Redeem Shares;
                                                                           Dividends, Distributions and Taxes;
                                                                           Additional Information

7.     Purchase of Securities Being Offered                                   Determination of Net Asset Value;
                                                                                How to Purchase Shares;
                                                                               Exchange Privilege

8.     Redemption or Repurchase                                            How to Redeem Shares

9.     Pending Legal Proceedings                                           Not Applicable





Part B.                                                                    Statement of Additional
Item No.                                                                   Information Caption

10.    Cover Page                                                          Cover Page

11.    Table of Contents                                                   Table of Contents

12.    General Information and History                                        Not Applicable

13.    Investment Objectives and Policies                                  Investment Objectives and Policies;
                                                                           Investment Restrictions

14.    Management of the Registrant                                        Management of the Trust and the Funds

15.    Control Persons and Principal Holders of Securities                 Management of the Trust and the Funds

 16.   Investment Advisory and Other Services                              Management of the Trust and the Funds;
                                                                           Custodian, Counsel and Independent
                                                                           Accountants; Portfolio Transactions

17.    Brokerage Allocation and Other Practices                            Portfolio Transactions

18.    Capital Stock and Other Securities                                  Description of the Trust

19.    Purchase, Redemption and Pricing of                                 Purchase, Redemption and
       Securities Being Offered                                            Determination of Net Asset Value;
                                                                           Special Redemptions

 20.   Tax Status                                                          Dividends, Distributions and Taxes

21.    Underwriters                                                        Management of the Trust and the Funds

 22.   Calculation of Performance Data                                     Performance Information

 23.   Financial Statements                                                Financial Statements


                                               KOBREN INSIGHT FUNDS

                                                Kobren Growth Fund
                                            Kobren Moderate Growth Fund
                                        Kobren Conservative Allocation Fund

                                           Prospectus - April 22, 1998

Kobren Insight Funds is a no-load open-end diversified investment company that currently includes three series: Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund. Each fund pursues the investment objectives outlined below by investing in a diversified portfolio consisting primarily of mutual funds. The primary focus of each fund is to develop an appropriate asset allocation strategy and to select from the wide range of mutual funds currently available.

        The investment adviser to the funds is Kobren Insight Management, Inc. ("KIM"). KIM has extensive experience in managing mutual fund portfolios for high net worth individuals and corporations with a minimum account size of $400,000. KIM currently manages over 1,000 client accounts with assets totaling approximately $1 billion.

As the funds' investment adviser, KIM may select from virtually all publicly available mutual funds. The funds' strategy of investing in other mutual funds results in greater expenses than shareholders would incur if they invested directly in mutual funds.

Kobren Growth Fund seeks long-term growth of capital without regard to current income and with a volatility level approximating that of the S&P 500 Index.

Kobren Moderate Growth Fund seeks long-term growth of capital without regard to current income and with a volatility level below that of the S&P 500 Index.

Kobren Conservative Allocation Fund seeks enough long-term growth of capital to maintain purchasing power in the face of inflation (as measured by the Consumer Price Index) with a volatility level below that of the S&P 500 Index.

Shares of the funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This prospectus contains information about the funds that you should consider before investing. Please read the prospectus carefully and retain it for future reference. A statement of additional information dated April 22, 1998 has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information contains more information about the funds and is incorporated by reference into this prospectus. The statement of additional information is available without charge and can be obtained by writing the distributor at the address shown on the back page or by calling the telephone number shown below. The statement of additional information and other related materials are also available on the SEC's Internet Website (http://www.sec.gov).


        The principal distributor (the "Distributor") of the funds' shares is Kobren Insight Brokerage, Inc. For further information, please call the Kobren Insight funds toll free at 1-800-4KOBREN (1-800-456-2736).

                                                 TABLE OF CONTENTS

Expense Information.........................................................2
Financial Highlights........................................................3
Investment Objectives and Policies..........................................7
Management of the Funds....................................................14
Determination of Net Asset Value...........................................15
How to Purchase Shares.....................................................15
How to Redeem Shares.......................................................17
Exchange Privilege.........................................................19
Dividends, Distributions and Taxes.........................................19
Additional Information.....................................................20


                                                EXPENSE INFORMATION

                                                     Kobren                Kobren             Kobren
                                                     Growth                Moderate           Conservative
                                                     Fund                  Growth Fund        Allocation Fund

Shareholder Transaction Expenses
Sales Load Imposed on Purchases                      None                  None               None
Sales Load Imposed on
     Reinvested Dividends                            None                  None               None
Deferred Sales Load                                  None                  None               None
Exchange Fee                                         None                  None               None
Redemption Fee                                       None                  None               None

Annual Fund Operating Expenses
(As a Percentage of Average Net Assets)
Advisory fees                                        0.75%                 0.75%              0.75%
Revenues from underlying funds1                      (0.11%)               (0.08%)            (0.00%)
Distribution (Rule 12b-1) fees                       None                  None               None
Other expenses (after expense limitation)2           0.25%                 0.25%              0.25%
Total fund operating expenses
     (after expense limitation)2                     0.89%                 0.92%              1.00%

1 A Kobren Insight fund may invest in shares of an underlying mutual fund (1) that makes payments of Rule 12b-1 revenues with respect to shares held by the Kobren Insight fund or (2) whose investment adviser is willing to share a portion of the underlying fund's advisory fee attributable to underlying fund shares held by the Kobren Insight fund. Any Rule 12b-1 or revenue sharing payments made with respect to shares of any underlying fund will be applied to the advisory fees owed to KIM by the affected Kobren Insight fund.

2 KIM has  voluntarily  agreed to limit each fund's other expenses until January
1, 2001 to no more than 0.25% of the fund's  average  daily net assets.  Without
this  expense   limitation  and  without  the  revenues  from  underlying  funds
(described  in note 1  above),  the other  expenses  and  total  fund  operating expenses,  respectively,  of each fund would be -- Growth Fund: 0.53% and 1.28%;
Moderate Growth Fund: 0.83% and 1.58%;  and Conservative  Allocation Fund: 2.07%
and 2.82%.


                                                      Example

     You would pay the following expenses on a hypothetical $1,000 investment assuming (1) a 5% annual return and
(2) redemption at the end of each time period:

          Kobren                     Kobren                      Kobren
         Growth                     Moderate                    Conservative
         Fund                       Growth Fund                 Allocation Fund

1 year    $    9                       $     9                       $    10
3 years   $   28                       $   29                        $   32
5 years   $   49                       $    51                       $    55
10 years  $  109                       $   113                       $   122

The purpose of the tables on this page is to help you understand the various costs and expenses that investors in the funds will directly bear (see also page
9). These expenses are based on the actual expenses for each fund's past fiscal year, after any applicable underlying fund revenues and expense limitation. The expenses in the example should not be considered representative of past or future expenses. Actual expenses may be greater or less than those shown. Also, while the example assumes a 5% annual return, a fund's actual performance may vary and may result in a return greater or less than 5%.

                                                 FINANCIAL HIGHLIGHTS

         The tables on the following pages provide financial highlights of the funds for each of the periods presented and should be read in conjunction with the financial statements and related notes that appear in Kobren Insight funds' annual report dated December 31, 1997 and which are incorporated by reference into the statement of additional information. The financial statements and related notes contained in the annual report have been audited by Coopers & Lybrand L.L.P., independent accountants. Additional information concerning the performance of the funds is included in the annual report which may be obtained without charge by writing to the Kobren Insight funds (address shown on back cover).




For a fund share outstanding throughout the year.                               Kobren Growth Fund


                                                                    For the Year            For the Period Ended
                                                                          Ended                   12/31/96 (a)
                                                                        12/31/97

Net asset value - beginning of year                                      $10.24                      $10.00

Net investment income                                                      0.05                     0.00 (d)
Short term capital gains                                                   0.22                       ---
Net realized and unrealized gain on investments                            1.05                       0.24
                                                                           ----                       ----
Net increase in net assets resulting from
     investment operations                                                 1.32                       0.24

Distributions from net investment income                                  (0.05)                      ---
Distributions from net realized short term capital gains                  (0.22)                      ---
Distributions from net realized long term capital gains                   (0.00) (d)                  ---
                                                                          ------                      ---
Total Distributions                                                       (0.27)                      ---

Net asset value - end of year                                            $11.51                      10.24
                                                                         ======                      =====

Total return (b)                                                         15.03%                      2.40%
                                                                         ======                      =====

RATIOS TO AVERAGE NET ASSETS/
     SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                       $62,509                    $251
Ratio of net investment income/(loss)
     to average net assets                                                 0.60%                 (.97)% (c)(e)
Ratio of operating expenses to average net assets
     after reimbursements and reductions                                   0.89%                    1.00 (c)
Portfolio turnover rate                                                   43.00%                    n/a (e)
Ratioof  operating  expenses  to average net assets  before  fees waived  and/or expenses reimbursed by investment adviser, administrator and transfer
     agent and other reductions                                            1.28%                    n/a (e)
Net investment income/(loss) per share
     before fees waived and/or expenses reimbursed by
     investment adviser, administrator and transfer
     agent and other reductions                                           $0.02                     ($0.42)

(a) The Kobren Growth Fund commenced operations on December 16, 1996. (b) Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d) Amount represents less than $0.01 per share.
(e) Since Kobren Growth Fund was in operation for a short period of time, these ratios are not meaningful.






For a fund share outstanding throughout the year.                           Kobren Moderate Growth Fund

                                                                      For the Year            For the Period Ended
                                                                          Ended                   12/31/96 (a)
                                                                        12/31/97

Net asset value - beginning of year                                      $10.06                      $10.00

Net investment income                                                      0.19                        0.00 (d)
Short term capital gains                                                   0.27                       ---
Net realized and unrealized gain on investments                            1.61                        0.06
                                                                           ----                        ----
Net increase in net assets resulting from
     investment operations                                                 2.07                        0.06

Distributions from net investment income                                  (0.19)                      ---
Distributions from net realized short term capital gains                  (0.27)                      ---
Distributions from net realized capital gains                             (0.00) (d)                  ---
                                                                          ------                      ---
Total Distributions                                                       (0.46)                      ---

Net asset value - end of year                                            $11.94                      10.06
                                                                         ======                      =====

Total return (b)                                                         23.25%                      0.60%
                                                                         ======                      =====

RATIOS TO AVERAGE NET ASSETS/
     SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                       $43,381                      $190
Ratio of net investment income to average net assets                       2.76%                  8.95% (c)(e)
Ratio of operating expenses to average net assets
     after reimbursements and reductions                                   0.92%                   1.00% (c)
Portfolio turnover rate                                                   14.00%                    n/a (e)
Ratioof  operating  expenses  to average net assets  before  fees waived  and/or expenses reimbursed by investment adviser, administrator and transfer
     agent and other reductions                                            1.58%                    n/a (e)
Net investment income/(loss) per share
     before fees waived and/or expenses reimbursed by
     investment adviser, administrator and transfer
     agent and other reductions                                           $0.14                      ($0.50)

(a) The Kobren Moderate  Growth Fund commenced  operations on December 24, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d) Amount represents less than $0.01 per share.
(e) Since Kobren Moderate Growth Fund was in operation for a short period of time, these ratios are not meaningful.






For a fund share outstanding throughout the year.                       Kobren Conservative Allocation Fund

                                                                      For the Year            For the Period Ended
                                                                          Ended                   12/31/96 (a)
                                                                        12/31/97

Net asset value - beginning of year                                       $9.98                      $10.00

Net investment income                                                      0.57                        0.00 (d)
Short term capital gains                                                   0.04                       ---
Net realized and unrealized gain/loss on investments                       1.44                       (0.02)
                                                                           ----                       ------
Net increase/(decrease) in net assets resulting from
     investment operations                                                 2.05                       (0.02)

Distributions from net investment income                                  (0.57)                      ---
Distributions from net realized short term capital gains                  (0.04)                      ---
Distributions from net realized capital gains                             (0.03)                      ---
                                                                          ------                      ---
Total Distributions                                                       (0.64)                      ---

Net asset value - end of year                                            $11.39                       9.98
                                                                         ======                       ====

Total return (b)                                                         20.64%                     (0.20)%
                                                                         ======                     =======

RATIOS TO AVERAGE NET ASSETS/
     SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                                       $17,475                      $165
Ratio of net investment/(loss) income
     to average net assets                                                 3.99%                 (1.00)% (c)(e)
Ratio of operating expenses to average net assets
     after reimbursements and reductions                                   1.00%                   1.00% (c)
Portfolio turnover rate                                                   13.00%                    n/a (e)
Ratioof  operating  expenses  to average net assets  before  fees waived  and/or expenses reimbursed by investment adviser, administrator and transfer
     agent and other reductions                                            2.82%                    n/a (e)
Net investment income/(loss) per share
     before fees waived and/or expenses reimbursed by
     investment adviser, administrator and transfer
     agent and other reductions                                           $0.31                     ($0.56)

(a) The Kobren Conservative Allocation Fund commenced operations on December 30,
1996. (b) Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d) Amount represents less than $0.01 per share.
(e) Since Kobren Conservative Allocation Fund was in operation for a short period of time, these ratios are not meaningful.


                                        INVESTMENT OBJECTIVES AND POLICIES

Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund are diversified mutual funds. Each fund has its own investment objective, policies and practices, as described below. Each fund pursues its investment objective by investing primarily in other mutual funds, but may also invest directly in securities that are suitable investments for that fund. There is no guarantee that a fund will be able to achieve its objectives.

Kobren Growth Fund

Investment Objective
The investment objective of Kobren Growth Fund is long-term growth of capital without regard to current income. By using the active asset allocation strategy described on this page, the fund seeks reduced volatility (risk) over a full market cycle to a level approximating that of the S&P 500 Index. However, at any particular time, the fund's volatility may be higher or lower than its target volatility. Under normal market conditions, at least 65% of the fund's total assets will be invested in open-end and closed-end, U.S. and international stock funds. The fund may invest up to 35% of total assets in fixed income funds or directly in stocks, bonds, money market instruments, options, futures contracts and other permissible investments.

Who Should Invest in the Fund?
Kobren Growth Fund is designed for investors seeking growth of capital and a volatility level approximating that of the S&P 500 Index. These investors should have a minimum five-year time horizon and no need for current income.

Kobren Moderate Growth Fund

Investment Objective
The investment objective of Kobren Moderate Growth Fund is long-term growth of capital without regard to current income. By using the active asset allocation strategy described on this page, the fund seeks reduced volatility (risk) over a full market cycle to a level approximately 20% below that of the S&P 500 Index. However, at any particular time, the fund's volatility may be higher or lower than its target volatility. Under normal market conditions, at least 65% of the fund's total assets will be invested in open-end and closed-end, growth and growth and income funds. These may include both U.S. and international funds. The fund may invest up to 35% of total assets in fixed income funds or directly in stocks, bonds, money market instruments, options, futures contracts and other permissible investments.

Who Should Invest in the Fund?
Kobren Moderate Growth Fund is designed for investors seeking growth of capital and a volatility level below that of the S&P 500 Index. These investors should
have a minimum    3- to 5-year     time horizon and modest income needs.

Kobren Conservative Allocation Fund

Investment Objective
The investment objective of Kobren Conservative Allocation Fund is enough long-term growth of capital to maintain purchasing power in the face of inflation. Current income is a secondary objective. By using the active asset allocation strategy described on this page, the fund seeks reduced volatility
(risk) over a full market cycle to a level approximately 30% below that of the S&P 500 Index. However, at any particular time, the fund's volatility may be higher or lower than its target volatility. The fund expects, under normal market conditions, to invest at least 40% of its total assets in open-end and closed-end, growth and growth and income funds. These may include both U.S. and international funds. In addition, at least 20% of the fund's total assets will be invested in income producing funds or securities. The fund may invest up to 40% of its total assets directly in stocks, bonds, money market instruments, options, futures contracts and other permissible investments.

Who Should Invest in the Fund?
Kobren Conservative Allocation Fund is designed for investors seeking enough long-term growth of capital to offset the loss of purchasing power due to inflation, as well as current income. Although not without risk, the fund may be suitable for conservative investors willing to sacrifice some growth potential in exchange for less volatility.

All Funds:

Characteristics and Risks of Investment Securities and Practices

Kobren Insight Management's Investment Process
   Kobren Insight Management intends to construct for each Kobren Insight fund a diversified portfolio in a risk controlled manner consistent with the fund's investment objectives. KIM uses a multi-faceted approach and relies on fundamental valuations and analysis to make investment decisions for the funds. KIM identifies asset classes and investment styles that appear to be undervalued relative to their earnings potential or other characteristics. For example, the price to earnings ("P/E") ratio of small capitalization growth stocks is often between 0.6 and 1.0 times their earnings growth rate. P/E ratios significantly above or below this range may prompt trading action or equity style shifts in a fund's portfolio. KIM seeks to identify and avoid industries or types of securities that appear overvalued.

   KIM monitors stock valuations for issuers in a particular industry relative to current and historical stock valuations for industries represented in the S&P 500 Index. When stock valuations in a particular industry are outside their norms, that industry may be accordingly underweighted or overweighted in a
fund's  portfolio.  In selecting  investments in other mutual funds,     KIM
considers a variety of quantitative factors such as historical total returns, style analysis, volatility levels, expenses and underlying fund size. In addition to quantitative analysis techniques, a variety of qualitative factors may be used to identify appropriate funds for investment. These may include
interviews with  underlying  fund managers and their research staff.     KIM
will combine the underlying funds in such a manner as to achieve an asset allocation mix that reflects its views of the financial markets as well as the objectives of each fund.

By using an active asset allocation strategy, each fund seeks reduced volatility over a full market cycle to a specified level relative to the volatility of the S&P 500 Index. Risk is reduced by first determining the appropriate mix of stocks, bonds and cash most likely to achieve the fund's target volatility. For example, Kobren Growth Fund would typically invest a greater percentage of its assets in stocks than would the other two funds. Once the stock allocation is determined, KIM determines the style allocation (i.e., growth vs. value stocks or small capitalization vs. large capitalization stocks). Finally,
   KIM selects specific funds (including their managers). During this three step process, KIM analyzes historical and expected returns, underlying fund volatility levels and correlations between underlying funds in order to construct for each fund a portfolio with an appropriate risk level.

Investments in Other Mutual Funds
Each fund will invest primarily in the shares of open-end and closed-end funds (sometimes referred to in this prospectus as "mutual funds"). Mutual funds pool the investments of many investors and use professional management to select and purchase securities and other investments for their portfolios. The Kobren
Insight funds are authorized to invest in underlying funds with investment objectives that do not match those of the funds. KIM believes that, by investing in a combination of funds with a broad range of objectives and offsetting risk characteristics, a Kobren Insight fund can achieve a higher composite rate of return while assuming a level of risk commensurate with the fund's objective.

The underlying funds in the Kobren Insight funds' portfolios may invest in any or all of the investments described in this prospectus and will expose the Kobren Insight funds to all of the risks that would be associated with the direct ownership of these investments. The underlying funds may be authorized by their investment policies to engage in investment practices that the Kobren Insight funds do not engage in directly.

As the funds' investment adviser, KIM may select from virtually all publicly available open-end and closed-end funds. Due to KIM's size and buying power, many mutual funds that would otherwise be sold with a front-end sales charge may be available to the Kobren Insight funds at net asset value. The funds will not purchase shares of open-end mutual funds if a front-end sales charge would be imposed on such purchase. However, the funds may purchase shares of an underlying fund that are subject to a deferred sales charge or redemption fee.

Investing in mutual funds through the Kobren Insight funds involves additional and duplicative expenses and certain tax results that would not be present if you were to make a direct investment in the underlying mutual funds. By investing in mutual funds indirectly through the funds, you bear not only your proportionate share of the expenses of the funds (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds. Investment decisions by the investment advisers of the underlying funds are made independently of KIM and the Kobren Insight funds. At any particular time, one underlying fund may be purchasing shares of an issuer whose shares are being sold by another underlying fund. As a result, a Kobren Insight fund would incur indirectly certain transaction costs without accomplishing any investment purpose. In addition, an underlying fund may incur service fees or expenses related to the distribution of the underlying fund's shares. As a shareholder of the Kobren Insight funds, you may receive taxable capital gains distributions to a greater extent than if you invested directly in the underlying funds.

A fund, together with the other Kobren Insight funds, KIM and any of their affiliated persons, may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, each fund's ability to invest fully in shares of an underlying fund is limited to the extent that the other Kobren Insight funds, KIM or their affiliates also hold shares of the same underlying fund.

Equity Securities
The funds and the underlying funds in their portfolios invest in equity securities of U.S. and foreign companies. Equity securities consist of exchange-traded, over-the-counter ("OTC") and unlisted common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests and equity participations. The prices of the funds' equity investments will change in response to stock market movements.

Warrants and Convertible Securities
Warrants acquired by a fund (or an underlying fund in its portfolio) will entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration dates. Convertible debt securities and preferred stock acquired by a fund will entitle it to acquire the issuer's stock by exchange or purchase. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Fixed Income Securities
Each fund (and the underlying funds in its portfolio) may invest, to the extent permitted by its investment policies, in any type of fixed income security. Fixed income securities include: (1) securities issued or guaranteed by the U.S. government and any of its agencies and instrumentalities ("U.S. government securities") and custodial receipts based on U.S. government securities; (2) securities issued or guaranteed by a foreign government, any of its political subdivisions, authorities, agencies and instrumentalities or supranational entities such as the World Bank; (3) debt securities issued by U.S. and foreign companies; (4) certificates of deposit, bankers' acceptances and time deposits issued by or maintained at U.S. and foreign banks; (5) commercial paper; and (6) mortgage-backed, asset-backed, indexed and derivative securities.

The value of fixed income securities, including U.S. government securities, varies inversely with changes in interest rates. When interest rates decline, the value of fixed income securities tends to rise. When interest rates rise, the value of fixed income securities tends to decline. The market prices of zero coupon, delayed coupon and payment-in-kind securities are affected to a greater extent by interest rate changes and tend to be more volatile than the market prices of securities providing for regular cash interest payments.

In addition, fixed income securities are subject to the risk that the issuer may default on its obligation to pay principal and interest. The value of fixed income securities may also be reduced by the actual or perceived deterioration in an issuer's creditworthiness, including credit rating downgrades.

Fixed income securities may be subject to both call (prepayment) risk and extension risk. Call risk is the risk that an issuer of a security will exercise its right to pay principal on an obligation earlier than scheduled. Early principal payments tend to be made during periods of declining interest rates. This forces the affected fund to reinvest the unanticipated cash flow in lower yielding securities. Extension risk is the risk that an issuer will exercise its right to pay principal later than scheduled. This typically happens during periods of rising interest rates and prevents the affected fund from reinvesting in higher yielding securities. Unscheduled principal prepayments and delays in payment can both reduce the value of an affected security. Unlike most conventional fixed income securities, mortgage-backed and asset-backed securities are generally subject to both call (prepayment) risk and extension risk.

High Yield "Junk" Bonds
Each fund will not invest directly more than 35% of its total assets in below investment grade fixed income securities, which are often referred to as "junk bonds." Junk bonds are securities rated below the top four bond rating categories of Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or another nationally recognized statistical rating organization or, if unrated, determined by the investment adviser to be of comparable credit quality. There is no minimum credit quality standard for fixed income securities held by the Kobren Insight funds or by the underlying funds.

The prices of high yield bonds can be very volatile and may decline more steeply following an economic downturn or increase in interest rates than would the prices of investment grade debt securities. An adverse economic or interest rate climate may also impair the ability of high yield bond issuers to repay principal and interest, resulting in a default or credit downgrade that may substantially reduce the yield on, or value of, a fund's investment.

Repurchase Agreements
Each fund (and the underlying funds in its portfolio) may, to the extent permitted by its investment policies, enter into repurchase agreements. A repurchase agreement consists of the sale to a fund of a U.S. government security or other debt obligation together with an agreement to have the selling counterparty repurchase the security at a specified future date and repurchase price. If a repurchase agreement counterparty defaults on its repurchase obligation, a fund may, under some circumstances, be limited or delayed in disposing of the repurchase agreement collateral, which could result in a loss to the fund.

Defensive Investing
For temporary defensive purposes under abnormal market conditions, Kobren Growth Fund and Kobren Moderate Growth Fund each may hold or invest more than 35% of total assets in cash, investment grade fixed income securities, repurchase agreements and/or money market fund shares. Kobren Conservative Allocation Fund may hold more than 35% of total assets in these securities regardless of market conditions.

Restricted and Illiquid Securities
Each fund may invest up to 15% of its net assets in illiquid securities, including certain restricted and private placement securities. It may be difficult to dispose of illiquid securities quickly or at a price that fully reflects their fair value. Restricted securities that are eligible for resale in reliance on Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") , and commercial paper offered under Section 4(2) of the 1933 Act are not subject to the funds' 15% limit on illiquid investments, if they are determined to be liquid.

An underlying fund whose shares are held by a Kobren Insight fund is obligated to redeem these shares only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Accordingly, because the funds and their affiliates may together acquire up to 3% of an underlying fund's shares, a fund that has decided to sell its entire position in an underlying fund may need up to 90 days to completely implement this decision. In addition, a fund's holdings of underlying fund shares representing more than 1% of the underlying fund's outstanding securities may be subject to the 15% limitation on illiquid investments. However, the funds have reserved the right to pay redemption requests in portfolio securities and therefore, these positions may be treated as liquid.

An underlying fund may elect to pay the proceeds of a redemption by a Kobren Insight fund through a distribution in kind of securities of portfolio securities, instead of cash. If a fund receives securities that are not considered by KIM to be desirable investments, the fund will incur additional transaction costs in disposing of the securities.

Foreign Investments
Each fund (and the underlying funds in its portfolio) may, to the extent permitted by its investment policies, invest in securities of foreign issuers. These investments may be in the form of American Depositary Receipts ("ADRs") or similar securities representing interests in an underlying foreign security. ADRs are not necessarily denominated in the same currency as the underlying foreign securities. If an ADR is not sponsored by the issuer of the underlying foreign security, the institution issuing the ADR may have reduced access to information about the issuer.

Investments in foreign securities involve risks in addition to those associated with investments in the securities of U.S. issuers. These risks include less publicly-available financial and other information about foreign companies; less rigorous securities regulation; the potential imposition of currency controls, foreign withholding and other taxes; and war, expropriation or other adverse governmental actions. Foreign equity markets may be less liquid than United States markets and may be subject to delays in the settlement of portfolio transactions. Brokerage commissions and other transaction costs in foreign markets tend to be higher than in the United States. The value of foreign securities denominated in a foreign currency will vary in accordance with changes in currency exchange rates, which can be very volatile.

Mortgage-Backed, Asset-Backed, Indexed and Derivative Securities
Each fund (and the underlying funds in its portfolio) may invest in mortgage-backed, asset-backed and indexed securities. Some of these securities are considered to be derivative securities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgage loans. Mortgage-backed securities either may be issued or guaranteed by agencies or instrumentalities of the U.S. Government or may be privately issued. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

A fund's investments in mortgage-backed securities may include conventional mortgage pass through securities, stripped mortgage-backed securities ("SMBS") and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Examples of SMBS include interest only ("IO") and principal only ("PO") securities. Senior CMO classes typically have priority over less senior and residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which the fund may invest include sequential and parallel pay CMOs, including planned amortization class securities ("PACs").

The principal and interest on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities generally are not collateralized as securely as mortgage-backed securities.

A fund may invest in floating rate and other indexed securities. The interest rate and/or the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, currency rates or other reference prices. In addition, changes in the amount payable on a leveraged indexed security may be a multiple of changes in the reference rate or price. Examples of indexed securities include IOs, POs, inverse floaters, inverse IOs, super floaters, capped floaters, range floaters, dual index or yield curve floaters and Cost of Funds Index ("COFI") floaters.

Mortgage-backed, asset-backed and indexed securities are subject to different combinations of call (prepayment), extension, interest-rate and other market risks. These risks and the price volatility of a security are magnified to the extent that a security has imbedded leverage. Under adverse market conditions, any of these risks could lead to a decline in the yield on or market value of these securities. In addition, these securities can at times be difficult to price accurately or to liquidate at a fair price.

Conventional  mortgage-backed  securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs and other senior classes of sequential and parallel pay CMOs usually involve less exposure to prepayment, extension and interest-rate risk than other mortgage-backed securities, provided that prepayment rates stay within expected prepayment ranges or collars. Call or prepayment risk is the risk primarily associated with mortgage IOs and superfloaters. Mortgage POs, inverse IOs, inverse floaters, capped floaters and COFI floaters are especially susceptible to extension and interest rate risk. Range floaters are subject to the risk that a designated interest rate will float outside the specified interest rate collar. Dual index floaters are subject to depreciation if there is an unfavorable change in the spread between two designated interest rates.

When-Issued and Forward Commitment Transactions
The funds (and the underlying funds in their portfolios) may purchase when-issued securities and enter into other forward commitments to purchase or sell securities. The value of securities purchased on a when-issued or forward commitment basis may decline between the purchase date and the settlement date.

Futures, Options, Swaps and Currency Contracts
Each fund (and the underlying funds in its portfolio) may enter into derivative contracts to hedge against fluctuations in securities prices or, for non-hedging purposes, as a substitute for the purchase or sale of securities. These derivative contracts may include the purchase or sale of futures contracts on securities, indices or currencies; options on futures contracts; options on securities, indices or currencies; interest rate and currency swaps, caps, floors and collars; and forward contracts to buy or sell foreign currencies.

Any transactions in derivative contracts involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, interest rates or currency exchange rates. A fund incurs liability to a counterparty in connection with transactions in futures contracts, swaps and forward contracts and the selling of options, caps, floors and collars. As a result, the loss on these derivative contracts may exceed a fund's initial investment. A fund may also lose the entire premium paid for purchased options, caps, floors and collars that expire before they can be profitably exercised by the fund. In addition, the funds incur transaction costs in opening and closing positions in derivative contracts.

Derivative contracts may sometimes increase or leverage a fund's exposure to a particular market risk. Leverage magnifies the price volatility of derivative contracts held by a fund. A fund may cover, or partially offset, the leverage inherent in derivative contracts by maintaining a segregated account consisting of cash and liquid securities, by holding offsetting portfolio securities or contracts or by covering written options.

A fund's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the fund's portfolio assets.

During periods of extreme market volatility, a commodity or options exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. Some over-the-counter options may be illiquid, while others may be determined to be liquid in accordance with procedures established by the Trustees. The funds' ability to terminate over-the-counter options, swaps, caps, floors, collars and forward contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative contracts, the only source of price quotations may be the selling dealer or counterparty. In addition, over-the-counter derivative contracts involve a risk that the counterparty will fail to perform its contractual obligations.

Portfolio Securities Loans
Each fund (and the underlying funds in its portfolio) may lend portfolio securities with a value equal to one-third of its total assets. Each loan must be fully collateralized by cash or other eligible assets. The funds may pay reasonable fees in connection with securities loans. KIM will evaluate the creditworthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers from the Kobren Insight funds.

Borrowing and Reverse Repurchase Agreements
An underlying fund in a fund's portfolio may borrow money from banks or through reverse repurchase agreements for emergency and/or leverage purposes. Using the cash proceeds of reverse repurchase agreements to finance the purchase of additional investments is a form of leverage. Leverage magnifies the sensitivity of a fund's net asset value to changes in the market prices of the fund's portfolio securities. However, each Kobren Insight fund will borrow solely for temporary or emergency (and not for leverage) purposes. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of any fund's total assets.

Short-Term Trading
Each fund is actively managed, but is not expected to have a portfolio turnover rate that exceeds 200%. A 100% annual portfolio turnover rate would be achieved if each security in a fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Trading may also increase transaction costs and the realization of capital gains, distributions of which are taxable to shareholders.

Investment Policies and Restrictions
Except as otherwise stated in this prospectus or the funds' statement of additional information, the funds' investment objectives, policies and restrictions are not fundamental and may be changed without shareholder approval. Each Kobren Insight fund is diversified and therefore may not, with respect to 75% of its total assets, (1) invest more than 5% of its total assets in the securities of any one issuer, other than U.S. government securities and other mutual funds, or (2) acquire more than 10% of the outstanding voting securities of any one issuer. No Kobren Insight fund will concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry.

                                              MANAGEMENT OF THE FUNDS

Trustees
The funds are series of Kobren Insight Funds (the "Trust").  The Trustees of the
Trust decide upon matters of general policy and review the actions of    KIM
and other service providers. The Trustees of the Trust are identified in the statement of additional information.

Investment Adviser
   Each fund has retained the services of KIM as investment adviser. KIM provides investment advice and portfolio management services to the funds. Subject to the supervision of the Trustees, KIM makes the funds' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the funds' investments.

   Kobren Insight Management, a registered investment adviser, was established in 1987. Although KIM has not previously managed a mutual fund, KIM has extensive experience in managing mutual fund portfolios for high net worth individuals and corporations with minimum $400,000 account sizes. KIM currently manages over 1,000 client accounts with assets totaling approximately $1 billion. KIM has historically used mutual funds, rather than individual securities, as the primary investment vehicle for its client accounts. Eric M. Kobren, the President and Director of KIM, owns all of KIM's stock. Mr. Kobren is also the sole shareholder of the Distributor, and principal shareholder of Mutual Fund Investors Association, Inc., the publisher of Fidelity Insight and FundsNet Insight reports with approximately 100,000 paid subscribers.

        Mr. Kobren is the primary portfolio manager for each of the Kobren Insight funds. Mr. Kobren has been the President of KIM and the Distributor since their inception in 1987 and of Mutual Fund Investors Association, Inc. since inception in 1985. Mr. Kobren has been in the investment business since 1976.

As  compensation  for the  services  rendered  and  related  expenses  borne  by
   KIM under its investment advisory agreement with each fund, each fund has agreed to pay to KIM a monthly fee at the annual rate of 0.75% of that
fund's  average daily net assets,       as a percentage  of that fund's  average
daily net assets, shown below.

A Kobren Insight fund may invest in shares of an underlying mutual fund (1) that makes payments of Rule 12b-1 revenues with respect to shares held by the Kobren Insight fund or (2) whose investment adviser is willing to share a portion of the underlying fund's advisory fee attributable to underlying fund shares held by the Kobren Insight fund. Any Rule 12b-1 or revenue sharing payments made with respect to shares of any underlying fund will be applied to the advisory fees owed to KIM by the affected Kobren Insight fund. In addition, certain 12b-1 fee and sub-transfer fee revenues will be used to defray the costs associated with participation in certain no fund network programs.

Expenses
   Kobren Insight Management has voluntarily agreed to reimburse each fund to the extent necessary to maintain each fund's operating expenses (excluding investment advisory fees, brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) at no more than 0.25% annually of the fund's average daily net assets. Although this reimbursement can be revoked at any time, KIM has agreed to continue this arrangement until January
1, 2001    .

     Administrator First Data Investor Services Group, Inc. ("Investor Services Group") serves as each fund's administrator, accounting agent and transfer agent. As the funds' administrator, subject to the oversight of the Trustees,
        Investor   Services   Group       supervises   each  fund's   day-to-day
operations, other than the management of the fund's investments.

                                         DETERMINATION OF NET ASSET VALUE

Each fund computes the net asset value per share ("NAV") of its shares at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each weekday that is not a holiday listed in the statement of additional information (a "business day"). If the New York Stock Exchange closes early, the time of computing the NAV and the deadlines for purchasing and redeeming shares will be accelerated to the earlier closing time. The NAV of each fund's shares is determined by subtracting from the value of the fund's total assets the amount of the fund's liabilities and dividing the remainder by the number of outstanding fund shares. Exchange listed stocks are valued on the basis of reported market prices or dealer quotations. Shares of underlying funds are valued at their reported NAVs. All other investments are valued at fair value, which may include the use of a pricing service or matrix pricing. Although the NAV will be calculated at the close of all regular trading days, the NAV reported to NASDAQ for distribution to news agencies will be delayed by one business day.

                                              HOW TO PURCHASE SHARES

Shares of the funds are available to individuals, institutions, companies and fiduciaries. Prospectuses, sales material and applications can be obtained from the Distributor or Investor Services Group at the address and telephone number listed on the back of this prospectus. Shares of each fund may be purchased without a sales charge at the NAV next calculated after receipt of an order in proper form.

HOW TO PURCHASE SHARES

Method of Purchase                     Purchase Procedures

By Check:

Initial Purchase:                         You may open an  account  and make an  initial  investment  in any fund by sending a minimum  $25,000  check made payable to Kobren  Insight Funds and a completed  account  application form to Kobren Insight Funds,  P.O. Box 5146,
                                       Westborough,   MA  01581.  An  account   application  is  included  with  the
                                       prospectus.

Subsequent Purchases:                     The  minimum  subsequent  purchase  amount is  $1,000.  The check  must be accompanied  by the account name and number to permit proper  crediting.  For your  convenience,  a deposit  slip is  attached to the bottom of all account statements.  For additional IRA  purchases,  please include the  contribution year.

All                                    Purchases:     Checks  drawn  on a United
                                       States bank or savings institution should
                                       be made payable to Kobren  Insight Funds.
                                       If  an  order  to   purchase   shares  is
                                       canceled  because  your  check  does  not
                                       clear,  you will be  responsible  for any
                                       resulting  losses or fees incurred by the
                                       Trust,   the   Distributor   or  Investor
                                       Services Group     in the transaction.






By Wire:

Initial Purchases:                        You  may  purchase  shares  of the  funds by wire.  Please  call  Investor
                                       Services Group at 800-895-9936  for  instructions.  You should be prepared to give the name in which the account  will be opened,  the  address,  telephone number and taxpayer  identification  number for the account,  and the name of the bank that will  wire the  purchase  amount.  You will be  assigned  a new
                                       account   number  which  must  be  referenced  on  a  completed  new  account application  sent  promptly to Investor  Services  Group.  Shares will not be purchased  until the wire is received  and the order is accepted by the fund.
                                       No redemptions  will be processed until a completed  application is received.
                                       In addition,  if a signed  application is not received  within 60 days,  your account will be subject to backup withholding.

Subsequent Purchases:                     Each  additional  wire  purchase  request must contain your fund,  account name and  account  number  to  permit  proper  crediting.  You must  call and inform  Investor  Services  Group that a wire is being sent to ensure  timely credit to your account.

All Purchases:                            Banks  may impose a charge for  sending a wire.  Investor  Services  Group does not  currently  charge any fee for accepting  wired funds,  but reserves the right to charge shareholders for this service in the future.

By Automated                              You  may  purchase  shares  for  non-retirement  accounts  via  electronic
Clearing House (ACH):                  transfer  of funds if you have  selected  this  option  in  Section 5  of the application.  If you call Investor Services Group by 4:00 p.m.  Eastern time, your  purchase  will be made at that day's NAV and your bank  account will be debited within 1-2 business days.

By Automatic                              After your initial  investment of $25,000 or more,  you can make automatic
Investment Plan:                       monthly,  quarterly or annual  purchases  (on the day of your choice) of $500
                                       or  more.  To  use  this  option,   you  must   complete   Section 6  of  the
                                       application.  You can change this amount or terminate  this option by written notice to the fund at any time.

Through Broker-Dealers                    Contact  your  dealer  to find out  about its  procedures  for  processing
and Fund Networks:                     orders to  purchase  fund  shares.  Purchase  orders  received  by dealers or
                                       their   designees   prior  to  4:00  p.m.
                                       Eastern  time on any business day receive
                                       that day's NAV. It is the  responsibility
                                       of dealers to transmit properly completed
                                       orders to  Investor  Services  Group    .
                                       Dealers or other  agents may charge you a
                                       fee for effecting transactions.

   The Kobren Insight funds are also available with a $2,500 minimum from the following fund networks:

  Fidelity Investments               800-544-9697          (no transaction fee)
  Charles Schwab & Company           800-266-5623
  Jack White & Company               800-323-3263
  Waterhouse Securities              800-934-4443

Minimum Investment Amounts
The minimum initial investment in a fund is $25,000, but the officers of the Trust may, in their sole discretion, waive or reduce the minimum initial investment amount for certain investors and financial intermediaries. Multiple accounts under common ownership can be combined to reach the $25,000 minimum provided each individual account is at least $10,000. The minimum initial investment is waived for purchases by Trustees, directors, officers and employees of the Trust and KIM, private clients of KIM and members of exempt persons' immediate families. The minimum subsequent investment is $1,000. The minimum initial investment for purchases of fund shares through the following networks is $2,500: Charles Schwab Mutual Fund Marketplace, Fidelity FundsNetwork, Waterhouse Securities and Jack White Mutual Fund Network. Tax-Deferred Retirement Plans Shares of the funds are available through Investor Services Group for traditional individual retirement account (IRA) plans and Roth individual retirement account plans. The following tax-deferred retirement plans are available through the mutual fund networks listed above: Keogh Plans for self-employed individuals; SEP and SARSEP plans for corporations; individual retirement account (IRA) plans for individuals and their non-employed spouses; and qualified pension and profit-sharing plans for employees, including 401(k) plans and 403(b)(7) custodial accounts for employees of public school systems,
hospitals,  colleges and other non-profit organizations.       Other Information
About Purchasing Shares Certificates representing shares will not be issued. The Trust and the Distributor reserve the right to limit the amount of investments and to reject any order to purchase fund shares.

                                               HOW TO REDEEM SHARES

   Shares of the funds may be redeemed on each business day. You will receive the NAV next determined after the receipt of a redemption request in the proper form. Payment is ordinarily sent by mail or by wire the following business day after the effective date of the redemption. However, the payment of redemption proceeds for shares purchased by check will be made only after the check has cleared, which may take up to fifteen days from the purchase date. The Trust reserves the right to suspend the right of redemption or to postpone the date of payment under unusual circumstances as determined by the SEC. In addition, the Trust may redeem shares involuntarily (1) as described below under "Redemptions of Sub-Minimum Accounts" or (2) if the shareholder's exchange privileges have been canceled for the reasons described under "Exchange Privilege" below.

HOW TO REDEEM SHARES

Method of Redemption                   Redemption Procedures

By Mail:                                  Shares  of the  funds may be  redeemed  by  sending  a written  redemption request to Kobren Insight Funds,  P.O. Box 5146,  Westborough,  MA 01581. The
                                       request  must state the number of shares or the dollar  amount to be redeemed and the  applicable  account  number.  The request must be signed  exactly as your name appears on the account  registration.  If the shares to be redeemed have a value of $50,000 or more,  your signature must be guaranteed by one of the eligible guarantor  institutions listed in "Signature  Guarantees" above.


                                       Written  redemption  requests  may direct
                                       that the proceeds be  deposited  directly
                                       in the bank account or brokerage  account
                                       designated  on  an   investor's   account
                                       application.






By                                     Telephone:  To redeem by telephone,  call
                                          Investor  Services Group     toll-free
                                       at  800-895-9936.  The  proceeds  will be
                                       sent by mail to the address designated on
                                       your  account or wired  directly  to your
                                       existing  account in any commercial  bank
                                       or brokerage  firm in the United  States,
                                       as designated on the application.

                                       The  telephone  redemption  privilege  is
                                       automatically  available  to you. You may
                                       change  the  bank  or  brokerage  account
                                       designated  under this  procedure  at any
                                       time by sending to     Investor  Services
                                       Group     a written  request or completed
                                       supplemental     telephone     redemption
                                       authorization    form   (available   from
                                          Investor  Services Group    ) that has
                                       been signature guaranteed by any eligible
                                       guarantor      institution.       Further
                                       documentation  will be required to change
                                       the designated account if shares are held
                                       by  a   company,   fiduciary   or   other
                                       organization.

Through Broker-Dealers                    Contact  your  dealer  to find out  about its  procedures  for  processing
and Fund Networks:                     orders to redeem  fund  shares.  Redemption  orders  received  by  dealers or their  designees  prior to  4:00 p.m.  Eastern  time on any business day will receive  that  day's  NAV.  It is the  responsibility  of  broker-dealers  to transmit  properly  completed orders to Investor  Services Group.  Dealers or other agents may charge you a fee for effecting transactions.

Systematic                             Withdrawal  Plans:  If the shares in your
                                       account have a value of at least $25,000,
                                       you  may   elect  to   receive,   or  may
                                       designate   another  person  to  receive,
                                       monthly, quarterly, or annual payments in
                                       a  specified  amount.  There is no charge
                                       for  this   service.   Contact   Investor
                                       Services Group at  800-895-9936  for more
                                       complete information.

Payment of Redemption Proceeds by Wire or ACH Transfer
   Although the funds' custodian does not currently charge a fee for redemption proceeds paid by wire, it reserves the right to assess a fee in the future. Your bank or brokerage firm may impose a charge for processing the wire. In the event that the wire transfer of redemption proceeds is impossible or impracticable, the redemption proceeds will be sent by mail to the shareholder's record address.

Redemption requests may direct that the proceeds be deposited directly in a shareholder's account with a commercial bank or other depository institution by way of an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact Investor Services Group for more information about ACH transactions.

Signature Guarantees
Written requests to redeem shares of $50,000 or more or to change account information for telephone redemptions should be accompanied by a signature guarantee. The institutions from whom the funds will accept a signature guarantee include banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. In addition, shareholders that are corporations, partnerships, trusts, estates or other associations may be required to furnish appropriate evidence that a redemption request has been properly authorized.

Responsibility for Unauthorized Telephone Instructions
Neither the Trust, the Distributor, Investor Services Group nor their respective affiliates will be liable for complying with telephone instructions which they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The shareholder will bear the risk of any such loss. The Trust and Investor Services Group will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust or Investor Services Group employs such procedures, it will not be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions of Sub-Minimum Accounts
The Trust reserves the right to require you to close your account if at any time the value of the shares is less than $5,000 (based on actual amounts invested, without regard to market fluctuations) or such other minimum amount as the Trustees may establish. After notification of the Trust's intention to close your account, you will be given sixty days to increase the value of your account to the minimum amount.

                                                EXCHANGE PRIVILEGE

   Shares of each fund may be exchanged for shares of the other funds at net asset value. Exchanges may be requested by telephone. You may also request an exchange by sending a written request to Investor Services Group. The request must be signed exactly as your name appears on the account registration. If you are unable to execute a transaction by telephone (for example during times of unusual market activity) you should consider requesting the exchange by mail. An exchange will be effected at the next determined NAV of each fund after receipt of a request. Exchanges are subject to the applicable minimum initial investment requirements of each fund as stated under "Minimum Investment Amounts" on page
17. To protect the interests of other shareholders of the fund, a fund may cancel the exchange privileges of any persons that, in the opinion of the fund, are using market timing strategies or making more than four exchanges per owner or controlling person per calendar year. The exchange privilege may be modified or terminated by the Trustees upon 60 days' prior notice to shareholders. An exchange involves a sale of fund shares, which may cause you to recognize a gain or loss for tax purposes.

                                        DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions
The net investment income and realized net capital gains, if any, of Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund will ordinarily be declared and paid in accordance with the schedule below.

   Dividends and distributions will be payable to shareholders of record on record date. If investors purchase shares shortly before the record date of a dividend or distribution, they may be subject to adverse tax consequences as described under "Taxes."

DIVIDENDS & DISTRIBUTIONS

Type of Distribution and Name of Fund                  Declared and Paid

Dividends from net investment income
Kobren Growth Fund                                  Declared and paid annually
Kobren Moderate Growth Fund                         Declared and paid annually
Kobren Conservative Allocation Fund                 Declared and paid quarterly

Distributions from realized net capital gains
All Funds                                          Declared and paid annually

Dividends and distributions will be payable to shareholders of record on the record date. If investors purchase shares shortly before the record date of a dividend or distribution, they may be subject to adverse tax consequences as described under "Taxes."

        A fund's dividends and distributions are paid in additional shares of the same fund unless the shareholder elects to have them paid in cash. Cash dividends and distributions are the same whether they are paid in shares or cash.

Taxes
Each fund is treated as a separate entity for tax purposes. Each fund intends to elect to be treated and qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). To qualify as such, each fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, each fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to shareholders in accordance with certain timing requirements of the Code.

Dividends paid by a fund from net investment income, certain net foreign currency gains, and the excess of short-term capital gain over net long-term capital loss will be taxable to its shareholders as ordinary income. Distributions paid by a fund from the excess of net long-term capital gain over net short-term capital loss and designated as "capital gain dividends" will be taxable as long-term capital gains regardless of how long shareholders have held their shares. These tax consequences will apply whether distributions are received in additional shares or in cash. The dividends paid by each fund to its corporate shareholders that are attributable to qualifying dividends received by the fund from U.S. domestic corporations may be eligible, in the hands of these corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Shareholders will be informed annually about the amount and character, for federal income tax purposes, of distributions received from the funds.

Investors should consider the adverse tax implications of buying fund shares immediately before a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

Redemptions of shares, whether for cash or in-kind, are taxable events on which a shareholder may recognize a gain or loss. Individuals and certain other shareholders may be subject to 31% backup withholding of federal income tax on distributions and redemptions (including exchanges) if they fail to furnish their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding.

In addition to federal taxes, a shareholder may be subject to state, local or other taxes on distributions received from the funds, redemptions or exchanges of fund shares, or the value of their investment in a fund. Shareholders are urged to consult their own tax advisers concerning specific questions about federal, state, local or other taxes.

                                              ADDITIONAL INFORMATION

Shareholder Reports and Confirmations
        Each fund sends to its shareholders annual and semiannual reports. The financial statements appearing in annual reports are audited by independent accountants. Shareholders will also be sent confirmations of each transaction and quarterly statements reflecting all account activity.

Performance Advertising
Each fund may advertise historical performance information and compare its performance to other investments or relevant indexes. An advertisement may also include data supplied by Lipper Analytical Services, Inc., Micropal Inc., Morningstar Inc., Ibbotson Associates and other industry publications or services.

The funds may advertise average annual total return and other forms of total return data. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at NAV for specified periods ending with the most recent calendar quarter. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each fund may also advertise total return on a cumulative, average, year-by-year or other basis for specified periods. The investment results of a fund will fluctuate over time and should not be considered a prediction of the fund's performance in the future.

In addition, each fund may advertise its yield. Yield reflects a fund's rate of income on portfolio investments as a percentage of its NAV. The yield on fund shares is computed by annualizing the result of dividing the net investment income per share over a 30 day period by the NAV on the last day of that period. Yield is calculated by accounting methods that are standardized for all stock and bond funds and differ from the methods used for other accounting purposes. Therefore, the yield on fund shares may not equal the income paid on these shares or the income reported in a fund's financial statements.

Organization
The Trust was organized on September 13, 1996 as a Massachusetts business trust. The Trust currently has three series of shares of a single class, which are the funds and shares offered by this prospectus. The Trustees reserve the right to authorize and issue additional series and classes of shares.

Shareholders of each fund are entitled to one full or fractional vote for each share. There is no cumulative voting and shares have no preemption or conversion rights. The Trust does not intend to hold annual meetings of shareholders. The Trustees will call special meetings of shareholders to the extent required by the Trust's Declaration of Trust or the Investment Company Act of 1940 , as amended (the "1940 Act"). The 1940 Act requires the Trustees, under certain circumstances, to call a meeting to allow shareholders to vote on the removal of a Trustee and to assist shareholders in communicating with each other.

                       PRINCIPAL DISTRIBUTOR OF THE KOBREN INSIGHT FUNDS
                                          Kobren Insight Brokerage, Inc.
                                           20 William Street, Suite 310
                                                   P.O. Box 9135
                                             Wellesley Hills, MA 02181
                                           Toll-free: 1-800-456-2736


INVESTMENT ADVISER:                                      TRANSFER AGENT:
   Kobren Insight Management, Inc.      First Data Investor Services Group, Inc.
20 William Street, Suite 310                       4400 Computer Drive
P.O. Box 9135                                      Westborough, MA  01581
Wellesley Hills, MA  02181                        Toll-free:  1-800-895-9936
   Toll-free:  1-800-456-2736

ADMINISTRATOR:                                CUSTODIAN:
First Data Investor Services Group,Inc.  Boston Safe Deposit and Trust Company
One Exchange Place                       One Boston Place
Boston, MA  02109-2873                   Boston, MA  02108

LEGAL COUNSEL:                           INDEPENDENT ACCOUNTANTS:
Hale and Dorr    LLP                     Coopers & Lybrand L.L.P.
60 State Street                          One Post Office Square
Boston, MA  02109                        Boston, MA  02109

-------------------------------------------------------------------------

-------------------------------------------------------------------------
-------------------------------------------------------------------------
                              KOBREN INSIGHT FUNDS
-------------------------------------------------------------------------
-------------------------------------------------------------------------
                             NEW ACCOUNT APPLICATION
-------------------------------------------------------------------------
------------------------------------------------------------------------

----------------------------------------------------------------------------

Please return your check and this application to:                   Please  call  1-800-895-9936  if you  have any  questions  about completing this application.
KOBREN INSIGHT FUNDS
4400 Computer Drive, P.O. Box 5146                                  This application is for all account types except IRAs,  SEP-IRAs
Westborough, MA  01581-5146                                         or Keogh accounts (call for special applications).

------------------------------------------------------------------------------

---------------
Section 1       Investment Selection                                B.  Gifts/Transfers to a Minor (UGMA/UTMA)
---------------

Please make my (our) investment(s) in the Fund(s) below.            Custodian's Name:

|_|  Fund #10  Kobren Growth                       $
                                                                    First                Middle                  Last
|_|  Fund #11  Kobren Moderate Growth              $

|_|  Fund #12  Kobren Conservative Allocation      $                As Custodian for (minor's name):
                                                    ------------

Make check payable to the Kobren Insight Funds.  Minimum is
$25,000 per fund.  (Please call 1-800-895-9936 for instructions     First                Middle                  Last
if you prefer to wire the funds.)
                                                                    Under the ______ Uniform Gifts/Transfers to Minors Act
                                                                                State
--------------
Section 2      Account Ownership
--------------
                                                                    Minor's Social Security Number/Date of Birth:
Please  complete  either  Section A, B or C depending on the type of account you wish to open, write in pen and print clearly in
capital letters.                                                    SS#                                          Date of Birth

A.  Individual or Joint Account                                     C.  |_|  Trust       |_|  Corporation        |_|  Partnership

Owner's Name:                                                       Trustee or Authorized Signatory Name(s):


First               Middle                  Last                    First                Middle                  Last

Owner's Social Security Number (used for tax reporting purposes):

                                                                    First                Middle                  Last

Owner's Date of Birth:                                              Name of Trust or Corporation:


Month                 Day                   Year

Joint Owner's Name:                                                 If Trust Account, for the Benefit of:


First               Middle                  Last

Joint Owner's Social Security Number:                               Taxpayer Identification Number:



Joint Owner's Date of Birth:                                        If Trust Account, Date of Trust:


Month                 Day                   Year




                                                        136



---------------
Section 3       Address                                             Investment Frequency (check one below):
---------------

                                                                    |_|  Monthly
Street or P.O. Box                          Apt. Number
                                                                    |_|  Quarterly

City                     State                 Zip Code             Begin on:
                                                                                Month                 Day                 Year

Daytime Telephone Number         Evening Telephone Number           Fund to Accept Deposits:

                                                                    Note:  This feature may take up to two weeks to establish.
E-mail Address
                                                                    --------------
                                                                    Section 7      Signature
                                                                    --------------
I am a:
                                                                    Each owner must sign this section  exactly as their name appears
|_|  United States Citizen or Resident Alien                        in Section 2.

|_|  Non-Resident Alien
                                 Country   of    Residence   By   signing   this
application, I certify that:

--------------
Section 4      Dividend and Distribution Options
--------------

Check one box (if no box is checked, we will reinvest all
distributions).                                                         I have  received  and  read the  prospectus  for the fund in which  I am  investing,  and I  agree  to  the  terms  of the
|_|  Reinvest all dividends and capital gains                          prospectus.  I have  the  authority  and  legal  capacity  to purchase  mutual  fund  shares,  am of legal age and  believe
|_|  Pay all dividends and capital gains to me by check                each  investment is suitable for me. It is my  responsibility to read the prospectus of any fund into which I exchange.
                                                                        I  understand   that  all   information   provided  in  this
|_|  Pay all dividends to me by check and reinvest all capital         application  will  apply to any new fund into which my shares
     gains                                                             may be exchanged.
                                                                        I
                                                                       understand that neither this fund nor Insight Brokerage
-------------  ---------------------------------------------------     Services,  Inc. is a bank,  and fund shares are not backed or
Section 5        Transfer Between Your Bank                            guaranteed by any bank or insured by the FDIC.
                 & Kobren Insight Funds
Please  complete  this section if you would like to make  purchases I ratify any instructions,  including  telephone  of fund  shares  directly  from  your  bank account. You may also instructions,  given on this account, I agree that neither send the proceeds of a redemption  directly to your bank  account.  the fund nor
First Data Services will be liable for any loss, cost or expense for acting upon  any instructions if it  follows reasonable procedures designed to prevent unauthorized transactions.

Name of Bank:                                                           I understand that for joint tenant  accounts,  "I" refers to all account  owners,  and each of the account  owners  agrees
Bank ABA Number:                                                       that  any  account  owner  has  the  authority  to act on the account without notice to the other account owners.
Bank Address:                                                           If I  am  a  U.S.  Citizen  or  Resident  Alien,  as I  have indicated  above,  I certify under  penalties of perjury that
Name(s) on Bank Account:                                               (1) the  Social  Security or taxpayer  identification  number provided is  correct,  and (2) I am not subject to IRS backup
Bank Account Number:                                                   withholding  because (a) I am exempt from backup withholding, or (b) I have not been  notified by the IRS that I am subject to backup  withholding as a result of a failure to report all
Please attach a voided check or deposit slip.                          interest and  dividends,  or (c) I have been  notified by the
                                                                       IRS  that  I am no  longer  subject  to  backup  withholding.
                                                                       (Please cross out item 2 above if it does not apply to you).
                                                                        If I am a Non-Resident  Alien, as I have indicated  above, I
-------------  ---------------------------------------------------     certify  under  penalties  of  perjury  that  I am not a U.S.
Section 6      Automatic Investment Plan                               Citizen  or  Resident  Alien,  and  that I am not an  "exempt foreign person" as defined under IRS regulations.
This service lets you invest  automatically  (monthly or quarterly) The Internal
Revenue  Service  does not require  your  consent from your bank account to your
Kobren Insight Fund account. To to any provision of this document other than the establish this feature, complete the information below as well as certifications required to avoid backup withholding.
Section 5 above.
                                                                    Signature of Owner:
Investment Amount:  $                                               Date:
                     -------------------------------------------
                                 $500 minimum
                                                                    Signature of Joint Owner:
                                                                    Date:

                                                                    ----------------------------------------------------
                                                                    For Kobren Insight Funds Use Only
                                                                    Registered Representative Information

                                                                    Name:                               Number:

                                                                    --------------------------------------------------------




                                                           April 22, 1998


                                               KOBREN INSIGHT FUNDS

                                        STATEMENT OF ADDITIONAL INFORMATION


This statement of additional information is not a prospectus, but expands upon and supplements the information contained in the prospectus of Kobren Insight Funds (the "Trust"), dated April 22, 1998. The statement of additional information should be read in conjunction with the prospectus. The Trust's prospectus may be obtained by writing to the Trust at P.O. Box 5146, Westborough, Massachusetts 01581 or by telephoning the Trust toll free at 800-895-9936. Capitalized terms not otherwise defined herein have the same meaning as in the prospectus.


                                                 TABLE OF CONTENTS

PAGE

     I.    INVESTMENT OBJECTIVES AND POLICIES.............................2
    II.    INVESTMENT RESTRICTIONS.......................................14
   III.    MANAGEMENT OF THE TRUST AND THE FUNDS
           A.     Trustees and Officers..................................16

           B.     Investment Adviser.....................................19

           C.     Distributor............................................20
D.Administrator, Transfer Agent and Dividend Paying Agent................20
    IV.    PURCHASE, REDEMPTION AND DETERMINATION
                  OF NET ASSET VALUE....................................21
     V.    SPECIAL REDEMPTIONS..........................................21
    VI.    PORTFOLIO TRANSACTIONS.......................................22
   VII.    PERFORMANCE INFORMATION
           A.     Total Return.........................................23
           B.     Non-Standardized Total Return.........................24
           C.     Other Information Concerning Fund Performance.........24
  VIII.    DIVIDENDS, DISTRIBUTIONS AND TAXES...........................29
    IX.    CUSTODIAN, COUNSEL AND INDEPENDENT ACCOUNTANTS...............34
     X.    DESCRIPTION OF THE TRUST.....................................34
    XI.    ADDITIONAL INFORMATION.......................................35
   XII.    FINANCIAL STATEMENTS.........................................35
           APPENDIX - RATINGS OF DEBT INSTRUMENTS......................A-1
                                                 .................    .....

                                       I. INVESTMENT OBJECTIVES AND POLICIES

         Kobren Insight Funds (the "Trust") is a no-load open-end, diversified investment company, registered as such under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of three separate series, each with different investment objectives (each, a "fund" and collectively, the "funds"). The funds seek to achieve their investment objectives by investing primarily in shares of other investment companies ("underlying funds" or "mutual funds"). As of the date of this statement of additional information, the Trust's series are:

         KOBREN GROWTH FUND, which seeks long-term growth of capital without regard to current income and with a volatility level approximating that of the S&P 500 Index;

         KOBREN MODERATE GROWTH FUND, which seeks long-term growth of capital without regard to current income and with a volatility level below that of the S&P 500 Index; and

         KOBREN CONSERVATIVE ALLOCATION FUND, which seeks enough long-term growth of capital to maintain purchasing power in the face of inflation (as measured by the Consumer Price Index) with a volatility level below that of the S&P 500 Index.

         Each fund will concentrate its investments in the shares of mutual funds. Mutual funds pool the investments of many investors and use professional management to select and purchase securities of different issuers for their portfolios. Some mutual funds invest in particular types of securities (i.e., equity or debt), some concentrate in certain industries, and others may invest in a variety of securities to achieve a particular type of return or tax result. Some of the underlying funds are, like the funds, "open-end" funds and, as such, stand ready to redeem their shares. Any investment in a mutual fund involves risk. Even though the funds may invest in a number of mutual funds, this investment strategy cannot eliminate investment risk. Investing in mutual funds through a fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. See "Expense Information" and "Dividends, Distributions and Taxes" in the prospectus. A fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying mutual fund. Accordingly, when affiliated persons of Kobren Insight
Management,  Inc.    ("KIM"     or the "Adviser") hold shares of any of
the underlying funds, each fund's ability to invest fully in shares of such mutual funds is restricted, and the Adviser must then, in some instances, select alternative investments for the fund that would not have been its first investment choice.

         The 1940 Act also provides that a mutual fund whose shares are purchased by a fund is obliged to redeem shares held by the fund only in an amount up to 1% of the underlying mutual fund's outstanding securities during any period of less than 30 days. Accordingly, because the funds and their affiliates may together acquire up to 3% of an underlying fund's shares, a fund that has decided to sell its entire position in an underlying fund may need up to 90 days to completely implement this decision. In addition, shares held by a fund in excess of 1% of an underlying mutual fund's outstanding securities may be considered not readily marketable securities. Together with other illiquid securities, these mutual funds may not exceed 15% of net assets of each Kobren Insight fund. However, since the funds have reserved the right to pay redemption requests in portfolio securities, these positions may be treated as liquid. These limitations are not fundamental and may therefore be changed by the Board of Trustees of the Trust without shareholder approval. Under certain circumstances an underlying fund may determine to make payment of a redemption by a fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash. As a result, a fund may hold securities
distributed  by an  underlying  fund  until  such  time  as     KIM
determines it appropriate to dispose of such securities. Such disposition will impose additional costs on the fund.

         In the case of an issuer that concentrates in a particular industry or industry group, events may occur that impact that industry or industry group more significantly than the stock market as a whole. Accordingly, an investment in an investment company that concentrates can normally be expected to have greater fluctuations in value than an investment in a fund that includes a broader range of investments. To the extent a fund invests in investment companies that do not have a policy of concentration, the impact of conditions affecting an industry or industry group will be decreased.

         Investment decisions by the investment advisers of the underlying funds are made independently of the funds and the Adviser. At any particular time, one underlying fund may be purchasing shares of an issuer whose shares are being sold by another underlying fund. As a result, a fund would incur indirectly certain transaction costs without accomplishing any investment purpose. Each fund limits its investments in underlying funds to mutual funds whose shares a fund may purchase without the imposition of an initial sales load. The underlying funds may incur distribution expenses in the form of Rule 12b-1 fees. An investor could invest directly in the underlying funds. By investing in mutual funds indirectly through the funds, the investor bears not only his or her proportionate share of the expenses of the funds (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds. An investor may indirectly bear expenses paid by underlying funds related to the distribution of such mutual funds' shares. As a result of the funds' policies of investing in other mutual funds, an investor may receive taxable capital gains distributions to a greater extent than would be the case if he or she invested directly in the underlying funds.
See "Dividends, Distributions and Taxes" below.

         The types of securities that may be acquired by the funds and the underlying funds and the various investment techniques which either may employ, including the risks associated with these investments, are described herein.

                                                FOREIGN INVESTMENTS

Foreign Securities. A fund or an underlying fund may invest a portion of its assets in securities of foreign issuers. Investments in foreign securities involve special risks and considerations that are not present when a fund invests in domestic securities.

Exchange Rates. Since a fund or an underlying fund may purchase securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of the assets from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to the investor by a mutual fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. A fund or an underlying fund may seek to protect itself against the adverse effects of currency exchange rate fluctuations by entering into currency-forward, futures, options or swaps contracts. Hedging transactions will not, however, always be fully effective in protecting against adverse exchange rate fluctuations. Furthermore, hedging transactions involve transaction costs and the risk that the fund or the underlying fund will lose money, either because exchange rates move in an unexpected direction, because another party to a hedging contract defaults, or for other reasons.

Exchange Controls. The value of foreign investments and the investment income derived from them may also be affected (either favorably or unfavorably) by exchange control regulations. Although it is expected that a fund or an underlying fund will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there is no assurance that currency controls will not be imposed after the time of investment. In addition, the value of foreign fixed-income investments will fluctuate in response to changes in U.S. and foreign interest rates.

Limitations of Foreign Markets. There is often less information publicly available about a foreign issuer than about a U.S. issuer. Foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses, and other fees are also generally higher than for securities traded in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of domestic investments. A delay in settlement could hinder the ability of a fund or an underlying fund to take advantage of changing market conditions, with a possible adverse effect on net asset value. There may also be difficulties in enforcing legal rights outside the United States.

Foreign Laws, Regulations and Economies. There may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a fund's or an underlying fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a fund or an underlying fund's ability to invest in securities of certain issuers located in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, inflation rate, capital reinvestment, resource self-sufficiency and balance of payment positions.

Foreign Tax Considerations. Income (possibly including, in some cases, capital gains) received by a fund or an underlying fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Any such taxes paid by a fund will reduce the net income of the fund available for distribution. Special tax considerations apply to foreign securities.

Emerging Markets. Risks may be intensified in the case of investments by a fund or an underlying fund in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in more developed nations, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Debt obligations of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Foreign Currency Transactions. A fund or an underlying fund may enter into forward contracts to purchase or sell an agreed-upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, a fund would, at the time it enters into a contract to acquire a foreign security for a specified amount of currency, purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the particular foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received (usually 3 to 14 days). These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward contract usually has no deposit requirement and no commissions are charged for trades. While forward contracts tend to minimize the risk of loss due to a decline in the value of the currency involved, they also tend to limit any potential gain that might result if the value of such currency were to increase during the contract period.

Calculation of Net Asset Value. The funds and the underlying funds will generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday through Friday basis, excluding holidays on which the New York Stock Exchange ("NYSE") is closed (see "Purchase, Redemption and Determination of Net Asset Value" below). Foreign securities in which the funds or the underlying funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (i.e., Saturday). Accordingly, the net asset value of a fund's or an underlying fund's portfolio may be significantly affected by such trading on days when
    KIM
does not have access to the underlying funds and an investor does not have access to the funds.

Portfolio Securities Loans. A fund or an underlying fund may lend its portfolio securities as long as: (1) the loan is continuously secured by collateral consisting of U.S. government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund or the underlying fund may at any time call the loan and obtain the securities loaned; (3) the fund or the underlying fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the securities loaned will not at any time exceed one-third of the total assets of the fund or the underlying fund. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases, the loss of rights in the collateral if the borrower fails.

Short Sales. A fund or an underlying fund may sell securities short. In a short sale the fund sells stock it does not own and makes delivery with securities "borrowed" from a broker. The fund then becomes obligated to replace the security borrowed by purchasing it at the market-price at the time of replacement. This price may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is obligated to pay to the lender any dividends or interest accruing during the period of the loan. In order to borrow the security, the fund may be required to pay a premium that would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         When it engages in short sales, a fund or an underlying fund must also deposit in a segregated account an amount of cash or U.S. government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that (1) the amount deposited in the account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

         A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between such dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

Short Sales "Against the Box". A short sale is "against the box" if at all times when the short position is open the fund or an underlying fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. The extent to which such a transaction may be used to defer a gain for federal income tax purposes was significantly curtailed by federal tax legislation enacted in 1997.

Industry Concentration. An underlying fund may concentrate its investments within one industry. Since the investment alternatives within an industry are limited, the value of the shares of such a fund may be subject to greater market fluctuation than an investment in a fund that invests in a broader range of securities.

Master Demand Notes. An underlying fund (particularly an underlying money market fund) may invest up to 100% of its assets in master demand notes. These are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a mutual fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the mutual fund and the issuing corporation. Because master demand notes are direct arrangements between the mutual fund and the issuing corporation, there is no secondary market for the notes. The notes are, however, redeemable at face value plus accrued interest at any time.

Options. A fund or an underlying fund may write (sell) listed call options ("calls") if the calls are covered through the life of the option. A call is covered if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forgo any gain from an increase in the market price of the underlying security over the exercise price.

         A fund or an underlying fund may purchase a call on securities to enhance total return or to effect a "closing purchase transaction." This is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

         A fund or an underlying fund may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. A fund or an underlying fund also may purchase stock index puts, which differ from puts on individual securities in that they are settled in cash based upon values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

         A mutual fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at any given time for any particular option. It is impossible to predict to what extent liquid markets will develop or continue.

         A custodian, or a securities depository acting for it, generally acts as escrow agent for the securities upon which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

         In the event of a shortage of the underlying securities deliverable in the exercise of an option, the Options Clearing Corporation has the authority to permit other generally comparable securities to be delivered in fulfillment of option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

Options Trading Markets. Options in which the funds or the underlying funds will invest are generally listed on exchanges. Exchanges on which such options currently are traded are the Chicago Board Options Exchange and the American, New York, Pacific, and Philadelphia Stock Exchanges. Options on some securities may not, however, be listed on any exchange, but may be traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions would fail to meet their obligations to the fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on the use of options discussed herein, a mutual fund is subject to the investment restrictions described in its prospectus and the statement of additional information.

         The staff of the Securities and Exchange Commission currently takes the position that the premiums that a mutual fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the fund, are considered to be invested in illiquid securities or assets for the purpose of calculating whether a mutual fund is in compliance with its limitation on illiquid investments.

Futures Contracts. A fund or an underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

         A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near such date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade (known as "contract markets") approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. On the other hand, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the initial purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         A fund or an underlying fund may sell financial futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a fund will fall, thus reducing its net asset value. This interest rate risk may be reduced without the use of futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the fund's average yield as a result of the shortening of maturities.

         The sale of financial futures contracts serves as a means of hedging against rising interest rates. As interest rates increase, the value of a fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of the fund's investments being hedged. While a fund will incur commission expenses in selling and closing out futures positions (by taking an opposite position in the futures contract), commissions on futures transactions tend to be lower than transaction costs incurred in the purchase and sale of portfolio securities.

         A fund or an underlying fund may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, a fund would probably expect that an equivalent amount of futures contracts will be closed out.

         Unlike when a fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This is known as "initial margin." Initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin" or "maintenance margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable. This is known as "marking to the market."

         A fund or an underlying fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions that will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         A stock index futures contract may be used to hedge a fund or an underlying fund's portfolio with regard to market risk as distinguished from risk related to a specific security. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

         In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

         The market prices of futures contracts may also be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, an investor may close futures contracts through offsetting transactions, which could distort the normal relationship between the securities and futures markets. Second, the deposit requirements in the futures market are less stringent than margin requirements in the securities market. Accordingly, increased participation by speculators in the futures market may also cause temporary price distortions.

         Positions in futures contracts may be closed out only on an exchange or board of trade providing a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

         In order to assure that mutual funds have sufficient assets to satisfy their obligations under their futures contracts, the funds are required to establish segregated accounts with their custodians. Such segregated accounts are required to contain an amount of cash and liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

         The risk to a fund or an underlying fund from investing in futures is potentially unlimited. Gains and losses on investments in options and futures depend upon the fund's investment adviser's ability to predict correctly the direction of stock prices, interest rates and other economic factors.

Options on Futures Contracts. A fund or an underlying fund may also purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. The fund may also purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. A fund may also purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

         The holder of an option may terminate the position by selling an option of the same series. There is, however, no guarantee that such a closing transaction can be effected. A fund is required to deposit initial and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

         In addition to the risks which apply to all options transactions, there are several risks relating to options on futures contracts. The ability to establish and close out positions on such options is subject to the development and maintenance of a liquid secondary market. It is not certain that this market will be liquid. In comparison with the use of futures contracts, the purchase of options on futures contracts involves less potential risk to a fund because the maximum amount of risk is the premium paid for the option (plus transaction costs). There may, however, be circumstances when the use of an option on a futures contract would result in a loss to a fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

Hedging. A fund or an underlying fund may employ many of the investment techniques described for investment and hedging purposes. For example, a fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices, or purchase and sell stock index futures and related options to hedge against market wide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also may limit the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

Leverage. An underlying fund may borrow on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, such fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings in order to restore such coverage if it should decline to less than 300% due to market fluctuation or otherwise. Such sale must occur even if disadvantageous from an investment point of view. Leveraging aggregates the effect of any increase or decrease in the value of portfolio securities on the underlying fund's net asset value. In addition, money borrowed is subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income and gains from the securities purchased with borrowed funds.

                                              HIGH YIELD INVESTMENTS

High Yield Securities and Their Risks. A fund or an underlying fund may invest in high yield, high-risk, lower-rated securities, commonly known as "junk bonds." Such fund's investment in such securities is subject to the risk factors outlined below.

Growth of the High Yield Bond Market. The high yield, high risk market is at times subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on the high yield, high risk securities in a fund's portfolio and their markets, as well as on the ability of securities' issuers to repay principal and interest. Issuers of high yield, high risk securities may be of low credit worthiness and the high yield, high risk securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates, the issuers of high yield, high risk securities may have greater potential for insolvency and a higher incidence of high yield, high risk bond defaults may be experienced.

Sensitivity of Interest Rate and Economic Changes. The prices of high yield, high risk securities may be more or less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield, high risk security owned by an underlying fund defaults, the fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield, high risk securities and the fund's net asset value. Yields on high yield, high risk securities will fluctuate over time. Furthermore, in the case of high yield, high risk securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than market prices of securities which pay interest periodically and in cash.

Payment Expectations. Certain securities held by a fund or an underlying fund, including high yield, high risk securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, such fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield, high risk security's value will decrease in a rising interest rate market.

Liquidity and Valuation. The secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, making it more difficult for a fund or an underlying fund to accurately value high yield, high risk securities or dispose of them. To the extent such fund owns or may acquire illiquid or restricted high yield, high risk securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Taxation. Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities or other securities that have "original issue discount." A fund will report the accrued interest on these securities as income each year even though it receives no cash interest until the security's maturity or payment date. Further, a fund must distribute substantially all of its income for each year to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, such a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing the cash to satisfy distribution requirements.

Credit Ratings. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield, high risk securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the investment adviser to the funds or an underlying fund should monitor the issuers of high yield, high risk securities in the fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities' liquidity so the fund can meet redemption requests. To the extent that an underlying fund invests in high yield, high risk securities, the achievement of the fund's investment objective may be more dependent on the underlying fund's own credit analysis than is the case for higher quality bonds. A fund or an underlying fund may retain a portfolio security whose rating has been changed. See "Appendix" for credit rating information.

Mortgage-Backed, Asset-Backed, Indexed and Derivative Securities. A fund or an underlying fund may invest in mortgage pass-through securities, which are securities representing interest in pools of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect passing through monthly payments made by individual borrowers on mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

         Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

         A fund or an underlying fund may invest in collateralized mortgage obligations (CMOs), which are hybrid mortgage-related instruments. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, semiannually. CMOs are collateralized by portfolios of mortgage pass-through securities and are structured into multiple classes with different stated maturities. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired.

         Other mortgage-related securities in which a fund or an underlying fund may invest include other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. In addition, the funds or the underlying funds may invest in other asset-backed securities that have been offered to investors or will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including certificates for automobile receivables, which represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interest in the vehicles securing the contracts. Year 2000 Risks. Like other mutual funds, financial and business organizations and individuals around the world, a fund could be adversely affected if the computer systems used by its Adviser and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Insight Management is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds.
                                            II. INVESTMENT RESTRICTIONS

         FUNDAMENTAL INVESTMENT POLICIES. Each fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the fund. These fundamental policies provide that a fund may not:

          1. Invest 25% or more of its total assets in securities of issuers in any one industry (securities issued or guaranteed by the United States government, its agencies or instrumentalities are not considered to represent industries) or in shares of underlying funds ("sector funds") that each have a policy of concentrating in the same industry. This limitation does not apply to underlying funds that have a policy against concentrating in any one industry and does not preclude a fund from investing 25% or more of its assets in sector funds generally, provided that cumulative investments in sector funds that all concentrate as a matter of policy in the same industry do not equal or exceed 25% of the fund's total assets. Each fund will concentrate in the mutual fund industry.

         2. Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

         3. Make loans of securities to other persons, except loans of securities not exceeding 33 1/3% of the fund's total assets, investments in debt obligations and transactions in repurchase agreements.

         4. Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling portfolio securities.

         5. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein and real estate acquired as a result of owning securities.

         6. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the fund of forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and securities indices; and swaps, caps, floors and collars, as permitted by the fund's prospectus.

         The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money, except that each fund may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). A fund is required to reduce the amount of its borrowings to not more than one-third of total assets within three days after such borrowings first exceed this one-third limitation.

         Additional investment restrictions adopted by the funds, which may be changed by the Board of Trustees, provide that a fund may not:

         1. With respect to 75% of the fund's assets, invest more than 5% of the fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the United States government, its agencies or instrumentalities, or (2) securities of other investment companies.

         2. Invest more than 15% of its net assets (taken at market value at the time of purchase) in illiquid securities.

         3.  Make   investments  for  the  purpose  of  exercising   control  or
management.

         4. Invest in other investment companies except as permitted under the 1940 Act.

         The mutual funds in which the funds may invest may, but need not, have the same investment objectives or policies as a fund. Although all of the funds may from time to time invest in shares of the same underlying mutual fund, the
percentage  of each fund's assets so invested may vary,  and    KIM
will determine that such investments are consistent with the investment objective and policies of each fund. The investments that may, in general, be made by underlying funds in which the funds may invest, as well as the risks associated with such investments, are described in the prospectus.

                                    III. MANAGEMENT OF THE TRUST AND THE FUNDS

A.  Trustees and Officers

         The principal occupations of the Trustees and officers of the Trust during the past five years are set forth below: Each Trustee who is deemed to be an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

          *ERIC M. KOBREN, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02181 - Chairman of the Board, President and Trustee. Mr. Kobren has served as President of Mutual Fund Investors
     Association,  Inc.  since 1985 and as President of    Kobren Insight
     Management,
    Inc.,      and     Kobren Insight  Brokerage,  Inc.      since 1987.
     These are a financial publishing concern, a registered  investment advisory
     firm and a registered broker-dealer,  respectively. Mr. Kobren is    44
     years old.

          *MICHAEL  P.  CASTELLANO,      134   Redspruce   Drive,   Lake  Naomi,
     Pennsylvania, 18350 - Trustee. Retired. From December 1994 to June 1997, Mr. Castellano served as Chief Administrative Officer of

   Kobren Insight
     Management, Inc.       and as a Registered  Representative of
    Kobren Insight
    Brokerage, Inc.    . From  October 1993  to December 1994,  Mr.
  Castellano was
     employed as Executive Vice President and Chief  Administrative  Officer
  of Wall
     Street Investor Services, a registered broker-dealer. Prior to that time, he was a
     Senior Vice President with Fidelity Investments, a registered investment advisory firm
     and broker-dealer.    Mr. Castellano is 56 years old.

          EDWARD B. BLOOM, International Data Group Inc., 5 Speen Street, P.O. Box 9192, Framingham, Massachusetts 01701 - Trustee. Mr. Bloom, Vice President and Treasurer of International Data Group Inc., a publishing company, has been employed there since November 1967. He is 47 years old.

                    ARTHUR DUBROFF,  335 Madison Avenue,  25th Floor,  New York,
               New York 10017 - Trustee. Since July 1996, Mr. Dubroff has served as Executive Vice President and Chief Financial Officer of Enhance Financial Services Group, Inc. ("Enhance Financial"). Mr. Dubroff also acted as a Director of Enhance Financial from 1986 to 1991 and 1992 to 1996. From November 1993 to July 1996, he was employed as a Senior Vice President of First Data Corporation, a financial services company. From February 1992 to November 1993, Mr. Dubroff was employed as an Executive Vice President of Shearson Lehman Brothers, Inc. Mr. Dubroff is 47 years old.

                    STUART J. NOVICK,  Children's Hospital, 300 Longwood Avenue,
               Boston, Massachusetts 02115 - Trustee. Since April 1997, Mr. Novick has served as Senior Vice President and General Counsel of Children's Hospital. From July 1984 to April 1997, Mr. Novick served as Vice President and General Counsel of Children's Hospital. He is 47
    years old.

                    ERIC J. GODES, 20 William Street,  Suite 310, P.O. Box 9135,
               Wellesley   Hills,   Massachusetts   02181   -  Vice   President,
                  Treasurer      and  Secretary.  Mr. Godes,      an
 investment advisory
               representative    of      Kobren Insight   Management, Inc.
        and  Vice
               President   and  a  registered  representative  of
    Kobren Insight  Brokerage, Inc
              .      has been associated with both companies since 1990.
 He is   37     years
              old.

EDWARD R. GOLDFARB, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02181 - Vice President. Since September 1995, Mr. Goldfarb
has been  Director of Research and Chief  Strategist of    Kobren Insight
 Management,
Inc.      as well as a  registered  representative  of    Kobren Insight
 Brokerage, Inc.    .
  From June 1992 to September 1995, he was employed as a registered representative of
 Aeltus Capital, Inc. and, from March 1994 to September 1995, he also served as Managing Director of Aeltus Investment Management, Inc. From September 1982
 to September 1995,  Mr.  Goldfarb was  employed as a Vice  President of Aetna
 Life &
 Casualty serving in  various  capacities.  During  that  time,  he was also a registered
representative of Aetna Financial Services, Inc. and, from May 1992 to March 1994, a registered representative of Aetna Capital Management, Inc. Mr. Goldfarb
is    37     years old.

         The Trustees who are not employed by the Adviser each receive a $5,000 annual retainer paid in quarterly installments, a $1,000 fee for each board meeting attended and a $500 fee per committee meeting attended, plus out-of-pocket expenses incurred in attending such meetings.

                                                Compensation Table

            The following table sets forth the compensation paid to the Trustees
of the Trust for the fiscal year ended December 31, 1997.     No compensation is
paid to any officers of the Trust by the funds.

                                                                                        TOTAL COMPENSATION
                                                      AGGREGATE                          FROM THE TRUST
            NAME OF PERSON                          COMPENSATION                         AND FUND COMPLEX
             AND POSITION                          FROM THE TRUST                      PAID TO TRUSTEES

Eric M. Kobren,                                     $         0                             $      0
Chairman of the Board,
President and Trustee

Michael P. Castellano,                              $         0                             $      0
       Trustee

Edward B. Bloom,                                    $     6,750                             $  6,750
Trustee

Arthur Dubroff,                                     $     7,250                             $  7,250
Trustee

Stuart J. Novick,                                   $     6,750                             $  6,750
Trustee

Scott A. Schoen*                                    $     6,250                             $  6,250

*    (Resigned as Trustee effective 1/22/98)


                 Control Persons and Principal Holders of Securities

            As of March 31, 1998, the following entities/individuals owned of record or beneficially 5% or more of the outstanding shares of the funds:

                                                                                Kobren Growth Fund
                                                               ------------------------------------------------------

Name and Address                                                     % of Fund              Nature of Ownership

National Financial Services Corporation                                26.84%                   Record (a)
One World Financial Center
200 Liberty Street
New York, NY  10281

Mutual Fund Investors Association, Inc.                                6.39%                    Beneficial
P.O. Box 9135
Wellesley, MA  02181

                                                                            Kobren Moderate Growth Fund
                                                               ------------------------------------------------------

Name and Address                                                     % of Fund              Nature of Ownership

National Financial Services Corporation                                26.85%                   Record (a)
One World Financial Center
200 Liberty Street
New York, NY  10281

Eric M. Kobren & Catherine S. Kobren JT WROS                            6.6%                    Beneficial
20 William Street, Suite 310
P.O.Box 9135
Wellesley Hill, MA  02181

                                                                        Kobren Conservative Allocation Fund
                                                               ------------------------------------------------------

Name and Address                                                     % of Fund              Nature of Ownership

National Financial Services Corporation                                33.18%                   Record (a)
One World Financial Center
200 Liberty Street
New York, NY  10281

(a) National Financial Services Corporation disclaims beneficial ownership and no one underlying shareholder owns beneficially more than 5% of the shares of the fund.

         The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust and its funds. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

B.  Investment Adviser

            KIM      serves as investment  adviser to the Trust and its
funds pursuant to a written investment advisory agreement.    KIM     is
a Massachusetts corporation organized in 1987, and is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

         Certain  services  provided by    KIM     under the investment
advisory  agreement  are  described  in the  prospectus.  In  addition  to those
services,     KIM     may,  from time to time,  provide the funds with
office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the funds for any costs incurred. As
compensation for its services,  each fund pays    KIM     a fee computed
daily and paid monthly at the annual rate of 0.75% of the fund's average daily net assets. This fee will be reduced by agreements the Kobren Insight funds have structured with underlying funds to receive 12b-1 fees and share in a portion of their advisory fee revenue. For the fiscal period ended December 31, 1996 and the fiscal year ended December 31, 1997, the Adviser was paid $23 and $324,325, respectively, by Kobren Growth Fund; $6 and $178,947, respectively, by Kobren Moderate Growth Fund; and $1 and $66,652, respectively, by Kobren Conservative Allocation Fund.

         Each fund is  responsible  for all  expenses not  expressly  assumed by
   KIM     or the  administrator.  These  include,  among other things, organization expenses, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, the expenses of printing and mailing reports, notices and proxy statements to fund shareholders, registration fees under federal and state securities laws, brokerage commissions, interest, taxes and extraordinary expenses (such as for litigation).

            KIM      has  agreed to  reimburse  each fund to the extent
necessary to maintain each fund's operating expenses (excluding investment advisory fees, brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) at 0.25% annually of the fund's average daily net assets.

         By its terms, the Trust's investment advisory agreement will remain in effect through November 15, 1998 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or, with respect to a particular fund, (b) a vote of the majority of that fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a particular fund's outstanding voting securities, or
by     KIM    .   The  investment   advisory  agreement   automatically
terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

C.  Distributor

            Kobren Insight Brokerage, Inc., an affiliate of Insight Management, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02181, serves as each fund's distributor pursuant to an agreement which is renewable annually. Each fund's shares are sold on a continuous basis
by    Kobren Insight  Brokerage, Inc.     as agent,  although    Kobren
 Insight
Brokerage, Inc.      is not obligated to
sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of a fund (excluding preparation and printing expenses necessary for the continued registration of a fund's shares) and of preparing, printing and distributing all sales literature.

D.  Administrator, Transfer Agent and Dividend Paying Agent

            The Board of Trustees of the Trust has approved an Administration Agreement between the Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, pursuant to which Investor Services Group serves as administrator to the Trust and to each of the funds. Investor Services Group is located at One Exchange Place, Boston, Massachusetts 02109. The administrative services necessary for the operation of the Trust and its funds provided by Investor Services Group include among other things: (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Trust and its funds, including coordination of the services performed by the transfer agent, custodian, independent accountants, legal counsel and others. For these services, Investor Services
Group is entitled to receive $67,500 annually for administration and fund accounting on a per fund basis. Of the $3,144 payable by each fund for the fiscal period ended December 31, 1996 and the $67,500 payable by each fund for the fiscal year ended December 31, 1997, $3,144 and $6,381, respectively, was waived for each fund by Investor Services Group.

            Investor Services Group also serves as the Trust's transfer and dividend paying agent and performs shareholder service activities. The location for these services is 4400 Computer Drive, Westborough, Massachusetts 01581. The services of Investor Services Group are provided pursuant to a Transfer Agency and Services Agreement between the Trust and Investor Services Group. Pursuant to such Agreement, Investor Services Group receives from the Trust, with respect to each fund, an annual fee of $14 per shareholder account (subject to a $32,000
annual   minimum  per   fund).       Investor   Services   Group  also  receives
reimbursement under the Transfer Agency and Services Agreement for certain out-of-pocket expenses incurred in rendering such services.

                                    IV. PURCHASE, REDEMPTION AND DETERMINATION
                                                OF NET ASSET VALUE

         Detailed information on purchase and redemption of shares is included in the prospectus. The Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days
(i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Trust.

         Each fund's underlying funds are valued according to the net asset value per share ("NAV") furnished by that fund's accounting agent. Each fund's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Income, expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each fund's shares.

         Each fund computes the NAV of its shares at the close of regular trading on the NYSE (normally 4:00 p.m. New York time) on each weekday that is not a holiday. The holidays (as observed) on which the NYSE is scheduled to be closed currently are: New Year's Day, Martin Luther King's
Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If the NYSE closes early, the time of computing the NAV and the deadlines for purchasing and redeeming shares will be accelerated to the earlier closing time. The NAV of each fund's shares is determined by subtracting from the value of the fund's total assets the amount of the fund's liabilities and dividing the remainder by the number of outstanding fund shares. Although the NAV will be calculated at the close of all regular trading days, the NAV reported to NASDAQ for distribution to news agencies will be delayed by one business day.

                                              V. SPECIAL REDEMPTIONS

         If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders of a fund to make payment wholly or partly in cash, that fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of that fund, instead of in cash, in conformity with any applicable rules of the
   SEC. The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

                                            VI. PORTFOLIO TRANSACTIONS

            KIM      is  responsible  for  decisions  to buy  and  sell
securities for the funds and for the placement of the funds' portfolio business and negotiation of commissions, if any, paid on these transactions.

         In placing  portfolio  transactions  with brokers and dealers,
    KIM      attempts to
 obtain the best overall terms for the funds, taking into
account such factors as price (including dealer spread), the size, type and difficulty of the transaction involved, and the financial condition and execution capability of the broker or dealer. In selecting broker-dealers and to the extent that the execution and price offered by more than one dealer are
comparable,     KIM     may consider research,  including statistical or
pricing  information,  and brokerage  services furnished to the funds or
    KIM    .  In addition,  the funds may pay brokerage commissions to brokers or
dealers in excess of those  otherwise  available upon a  determination  that the commission is reasonable in relation to the value of the brokerage services provided, viewed in terms of either a specific transaction or overall brokerage services provided with respect to the funds' portfolio transactions by such
broker or  dealer.     KIM      may use this  research  information  in
managing the funds' assets, as well as assets of other clients.

         Stocks, other equity securities and options may be traded through brokers on an agency basis with a stated brokerage commission or on a principal basis in the over-the-counter market. Fixed income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer on principal transactions will generally include a "spread", which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at that time. Shares of underlying funds may be purchased or redeemed in transactions with the funds, their principal underwriters or independent dealers. Certain money market instruments and government agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Futures contracts are traded on an agency basis with a futures commission merchant. Swaps and other over-the-counter contracts are traded directly with the counterparty, which is usually a dealer, a bank or other institution.

         Other  investment  advisory  clients advised by   KIM     may
also invest in the same securities as a fund. When these clients buy or sell the
same securities at substantially the same time,     KIM     may average
the transactions as to price and allocate the amount of available investments in
a manner  which     KIM      believes to be  equitable  to each client,
including the funds. In some instances, this investment procedure may adversely affect the price paid or received by a fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law,
    KIM
 may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for other funds or clients managed by it in order to obtain best execution.

         The funds will arrange to be included within a class of investors entitled not to pay sales charges by purchasing initial load fund shares under letters of intent, rights of accumulation, cumulative purchase privileges and other quantity discount programs.

                                           VII. PERFORMANCE INFORMATION

A.  Total Return

         From time to time, quotations of a fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Total return is computed by finding the average annual compounded rates of return over the designated periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n = ERV

Where:

P =        a hypothetical initial payment of $1,000
T =        average annual total return
n =        number of years
ERV = ending redeemable value at the end of the designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period

         The calculation set forth above is based on the further assumptions that: (i) all dividends and distributions of a fund during the period were reinvested at the net asset value on the reinvestment dates; and (ii) all recurring expenses that were charged to all shareholder accounts during the applicable period were deducted.

         Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual return rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the fund.

   The funds' average annual total returns were as follows:

Series                                                                     One Year              Life of Fund

Kobren Growth Fund                                                          15.03%                  17.04% (a)

Kobren Moderate Growth Fund                                                 23.25%                  23.50% (b)

Kobren Conservative Allocation Fund                                         20.64%                  20.34% (c)

(a)    The fund commenced operations on December 16, 1996
(b)    The fund commenced operations on December 24, 1996
(c)    The fund commenced operations on December 30, 1996


B.  Non-Standardized Total Return

         In addition to the performance information described above, a fund may provide total return information for designated periods, such as for the most recent rolling six months or most recent rolling twelve months. A fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

C.  Other Information Concerning Fund Performance

         A fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by a fund in advertising is historical and is not intended to indicate future returns. A fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of a fund's shares when redeemed may be more or less than their original cost.

         A fund may compare its performance over various periods to various indices or benchmarks or combinations of indices and benchmarks, including the performance record of the Standard & Poor's 500 Composite Stock Price Index ("S&P"), the Dow Jones Industrial Average ("DJIA"), the NASDAQ Industrial Index, the Ten Year Treasury Benchmark and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. Comparisons may also be made to yields on certificates of deposit, treasury instruments or money market instruments. The comparisons to the S&P and DJIA show how such fund's total return compared to the record of a broad average of common stock prices (S&P) and a narrower set of stocks of major industrial companies (DJIA). The fund may have the ability to invest in securities or underlying funds not included in either index, and its investment portfolio may or may not be similar in composition to the indices. Figures for the S&P and DJIA are based on the prices of unmanaged groups of stocks, and unlike the fund's returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.

         Comparisons may be made on the basis of a hypothetical initial investment in the fund (such as $1,000), and reflect the aggregate cost of reinvested dividends and capital gain distributions for the period covered (that is, their cash value at the time they were reinvested). Such comparisons may also reflect the change in value of such an investment assuming distributions are not reinvested. Tax consequences of different investments may not be factored into the figures presented.

         A fund's performance may be compared in advertising to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar objectives.

                    Other  groupings  of funds  prepared  by  Lipper  Analytical
               Services, Inc. ("Lipper") and other organizations may also be used for comparison to the funds. Although Lipper and other organizations such as Investment Company Data, Inc. ("ICD"), CDA Investment Technologies, Inc. ("CDA") and Morningstar Investors, Inc. ("Morningstar"), include funds within various classifications based upon similarities in their investment objectives and policies, investors should be aware that these may differ significantly among funds within a grouping.

         From time to time a fund may publish the ranking of the performance of its shares by Morningstar, an independent mutual fund monitoring service that ranks mutual funds, including the funds, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's one-, three-, five- and ten-year average annual total returns (when available) and a risk adjustment factor that reflects fund performance relative to three-month U.S. treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

         From time to time, in reports and promotional literature, a fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper's "Lipper - Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on approximately 1,700 fixed income mutual funds in the United States. Ibbotson Associates, CDA Wiesenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices. Comparisons may also be made to bank certificates of deposit ("CD"), which differ from mutual funds, such as the funds, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CDs, and the principal on a CD is insured. Comparisons may also be made to the 10 year Treasury Benchmark.

         Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, Barron's, etc.
will also be used.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") and others provide historical returns of the capital markets in the United States. A fund may compare its performance to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries. A fund may discuss the performance of financial markets and indices over various time periods.

         The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury Bills, and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks the S&P is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors Small Company Fund. This fund is a market value-weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over-the-counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

         Long-term corporate bond returns are based on the performance of the Salomon Brothers Long-Term-High-Grade Corporate Bond Index which includes nearly all Aaa- and Aa-rated bonds. Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond which is the shortest noncallable bond available with a maturity not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest-term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; the Wall Street Journal is the source thereafter.

         Inflation rates are based on the CPI. Ibbotson calculates total returns in the same method as the fund.

         Other widely used indices that the funds may use for comparison purposes include the Lehman Bond Index, the Lehman Aggregate Bond Index, The Lehman GNMA Single Family Index, the Lehman Government/Corporate Bond Index, the Salomon Brothers Long-Term High Yield Index, the Salomon Brothers Non-Government Bond Index, the Salomon Brothers Non-U.S. Government Bond Index, the Salomon Brothers World Government Bond Index and the J.P. Morgan Government Bond Index. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

         The funds may also discuss in advertising the relative performance of various types of investment instruments, such as stocks, treasury securities and bonds, over various time periods and covering various holding periods. Such comparisons may compare these investment categories to each other or to changes in the CPI. In addition, the funds may employ historical mutual fund performance data and industry asset allocation studies in their advertisements.

         A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

         The funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually, compounded monthly, would have an after-tax value of $2,009 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,178 after ten years, assuming tax was deducted at a 31% rate from the deferred earnings at the end of the ten year period.

         Evaluations of fund performance made by independent sources may also be used in advertisements concerning the funds, including reprints of, or selections from, editorials or articles about the fund. These editorials or articles may include quotations of performance from other sources such as Lipper or Morningstar. Sources for fund performance information and articles about the funds may include the following:

                    BANXQUOTE,  an  on-line  source  of  national  averages  for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

BARRON'S,  a Dow Jones and Company,  Inc.  business and  financial  weekly that periodically reviews mutual fund performance data.

THE BOSTON GLOBE, a regional daily newspaper.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA INVESTMENT TECHNOLOGIES, INC., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

IBC/DONOGHUES' MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc. of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

IBBOTSON ASSOCIATES, INC., a company specializing in investment research and data.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance ranking information for broad classes of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic, and business news.

KIPLINGER'S PERSONAL FINANCE, a monthly business publication.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MORNINGSTAR  INVESTOR  and  MORNINGSTAR     PRINCIPIA,      monthly  mutual fund
reporting services.

MUTUAL FUND MAGAZINE, a monthly business magazine published by the Institute for Econometric Research.

MUTUAL FUND VALUES,  a bi-weekly  Morningstar,  Inc.  publication  that provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SMART MONEY, a Dow Jones & Company, Inc. monthly business magazine.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, a nationally distributed newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

THE WALL STREET JOURNAL, a Dow Jones & Company, Inc. newspaper which regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' background, management policies, salient features, management results, income and dividend records, and price ranges.

WORTH MAGAZINE, a Fidelity Investments-owned monthly business publication.

         When comparing yield, total return and investment risk of shares of a fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the funds. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.

         The performance of the funds is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of a fund for any period in the future. The performance of a fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions, purchases and sales of underlying funds, sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease a fund's performance.

                                     VIII. DIVIDENDS, DISTRIBUTIONS AND TAXES

            Dividends and Distributions. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

            Taxes. Each fund has qualified and intends to continue to qualify as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any year in which a fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gain over net long-term capital loss) and its net capital gain (the excess of net long-term capital gain over net short-term capital loss) the fund will not be subject to federal income tax on the amounts distributed to shareholders in the manner required under the Code. A fund would be taxed at regular corporate income tax rates on any amounts not distributed to shareholders in accordance with these requirements.

         Amounts not distributed on a timely basis in accordance with a separate calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid imposition of the excise tax, each fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its net ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains for the previous year that were not distributed during such year and on which the fund has not paid income tax. A distribution will be treated as paid by a fund, and taxable
to  shareholders  as if  received,  on December 31 of the         year  if it is
declared by a fund in October, November or December of that year with a record date in such a month and paid by the fund during January of the following year. Each fund intends to seek to distribute its income in accordance with this requirement to avoid or minimize any excise tax. Shortly after the end of each year, the Trust will notify shareholders of the federal tax status of dividends and distributions for that year.

            All income and capital gains received by a fund from a mutual fund in that fund's portfolio will be distributed by the fund (after deductions for the fund's allowable losses and expenses) and will be taxable to shareholders as ordinary income, except for any distributions attributable to the fund's net capital gain, which will be taxable to shareholders as long-term capital gains. These long-term capital gains may be subject to tax at different maximum rates for individual (noncorporate) investors, depending upon each investor's tax bracket, the assets from which the fund or underlying mutual fund realized the gains, and the fund's or underlying fund's holding periods for those assets. Because each fund is actively managed and may realize taxable net short-term capital gains by selling shares of a mutual fund in its portfolio with unrealized appreciation, or capital losses that might be disallowed under wash sale rules or recharacterized, investing in a fund rather than directly in the underlying funds may result in increased tax liability to a shareholder since the fund must distribute its net realized gains in accordance with the rules described above.

         Distributions of net capital gain received by a fund from the underlying funds (as described above), as well as net capital gain realized by a fund from the sale (or redemption) of mutual fund shares or other securities, after reduction by allowable capital losses, will be taxable to a shareholder as long-term capital gain (even if the shareholder has held the shares for less than one year).

         Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions under the new rate structure for capital gains and losses that was added to the Code by federal tax legislation enacted in 1997. If a shareholder who has received a capital gain distribution suffers a loss on the redemption or other sale of his or her fund shares that have a tax holding period of six months or less, the loss on those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received on those shares. Also, any loss realized on a redemption or other sale of fund shares may be disallowed to the extent the shares disposed of are replaced with other shares of the same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments.

         For purposes of determining the character of income received by a fund when an underlying fund distributes net capital gain to a fund, the fund will treat the distribution as a long-term capital gain, even if the fund has held shares of the underlying fund for less than one year. Any loss incurred by a fund on the redemption or other sale of such mutual fund's shares that have a tax holding period of six months or less, however, if it is not disallowed under wash sale rules, will be treated as a long-term capital loss to the extent of the gain distribution received on the shares disposed of by the fund.

            If a fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available to ameliorate these adverse tax consequences, but any such election could require the fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Each fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         Each fund may be subject to foreign withholding or other foreign taxes imposed by foreign countries with respect to the fund's investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The funds do not except to qualify to pass such taxes or associated foreign tax credits or deductions through to their shareholders, who consequently are not expected to take them into account on their own tax returns.

            Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, certain options and futures contracts relating to foreign currency, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly-related to a fund's investment in stock or securities, possibly including any such transaction not used for hedging purposes, may under future Treasury regulations produce income not among the types of "qualifying income" from which the fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

         Limitations imposed by the Code on regulated investment companies like the funds may restrict each fund's ability to enter into options and futures contracts, foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause a fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the character as long-term or short-term (or, in the case of certain foreign currency options, futures and forward contracts, as ordinary income or loss) of some capital gains and losses realized by the fund. A fund may also be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Additionally, certain of a fund's losses on transactions involving options, futures, forward contracts, and any offsetting or successor positions in its portfolio, may be deferred rather than being taken into account currently in calculating the fund's taxable income or gain. Certain of such transactions may also cause the fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of a fund's distributions to shareholders. The funds will take into account the special tax rules applicable to options, futures or forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

         The federal income tax rules applicable to interest rate swaps, caps, floors and collars and currency swaps are unclear in certain respects, and a fund may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit its transactions in these instruments.

         Investments in debt obligations that are at risk of or are in default (i.e., junk bonds) present special tax issues for the funds. Tax rules are not entirely clear about issues such as when the funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a fund that holds such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

         The tax treatment of distributions from a fund is the same whether the distributions are received in additional shares or in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the amount of cash that could have been received instead.

         A fund may invest in mutual funds with capital loss carry-forwards. If such a mutual fund realizes capital gains, it will be able to offset the gains to the extent of its loss carryforwards in determining the amount of capital gains which must be distributed to shareholders. To the extent that gains are offset in this manner, distributions to a fund and its shareholders will likely be reduced. Similarly, a fund may incur capital losses that it may carry forward to future taxable years, to the extent provided by the Code and applicable
regulations,     to offset capital gains it may realize in such years.

         Depending upon a shareholder's residence for tax purposes, distributions and the value of fund shares may also be subject to state and local taxes, or other taxes. Shareholders should consult their own tax advisers regarding the tax consequences of ownership of shares of, and receipt of distributions from, a fund in their particular circumstances.

         The funds are generally required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and other distributions, including redemption proceeds, paid to individuals and other non-exempt shareholders if (1) the shareholder fails to furnish the Trust with and to certify his or her correct social security number or other taxpayer identification number, (2) the Internal Revenue Service (the "IRS") or a broker notifies the Trust that the shareholder is subject to withholding or (3) the shareholder fails to certify that he or she is not subject to backup withholding.

         Each fund will distribute investment company taxable income and any net capital gain at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the fund making the distribution, unless the shareholder notifies the fund in writing of his or her election to receive distributions in cash.

                    The  foregoing  discussion  relates  solely to U.S.  federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions.

                         Non-U.S.  investors  not  engaged  in a U.S.  trade  or
                    business with which their fund investment is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a fund and, unless an effective Form W-8 is on file, 31% backup withholding on certain other payments from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the applicability of foreign taxes to an investment in the funds.

         The funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that each fund qualifies as a regulated investment company under the Code, the funds will also not be required to pay Massachusetts income tax.

                    IX. CUSTODIAN, COUNSEL AND INDEPENDENT ACCOUNTANTS

         Pursuant  to a Custody  Agreement  between  the Trust and  Boston  Safe
Deposit and Trust Company ("Boston Safe"), a subsidiary of Mellon Bank Corporation, Boston Safe provides custodial services to the Trust and each of the funds. The principal business address of Boston Safe is One Boston Place, Boston, Massachusetts 02108.

         Hale and Dorr    LLP,     60 State Street, Boston, Massachusetts 02109,
   is counsel for the Trust.

         Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, are the independent accountants of the Trust.

                                            X. DESCRIPTION OF THE TRUST

         The Trust is an open-end, diversified series management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated September 13, 1996. The name of the Trust, formerly Insight Premier Funds, was changed to Kobren Insight Funds in November 1996 by amendment to the Declaration of Trust.

         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest in an unlimited number of series, each share with a par value of $.001. Currently, the Trust consists of three series. Each share in a particular series represents an equal proportionate interest in that series with each other share of that series and is entitled to such dividends and distributions as are declared by the Trustees of the Trust. Upon any liquidation of a series, shareholders of that series are entitled to share pro rata in the net assets of that series available for distribution. Shareholders in one of the series have no interest in, or rights upon liquidation of, any of the other series.

         The Trust will normally not hold annual meetings of shareholders to elect Trustees. If less than a majority of the Trustees of the Trust holding office have been elected by shareholders, a meeting of shareholders of the Trust will be called to elect Trustees. Under the Declaration of Trust and the 1940 Act, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with the Trust's custodian bank. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the funds or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property for all loss and expense of any shareholder held personally liable for obligations of the Trust and its funds. Accordingly, the risk of a shareholder of the Trust incurring a financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The likelihood of such circumstances is remote.

                                            XI. ADDITIONAL INFORMATION

         The prospectus and this statement of additional information do not contain all of the information included in the Trust's registration statement
filed with the Securities  and Exchange  Commission  under the    1933  Act,
with respect to the securities offered hereby. Certain portions of the registration statement have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. Such registration statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

         Statements contained in the prospectus and this statement of additional information as to the contents of any agreement or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                             XII. FINANCIAL STATEMENTS

            The following financial statements for the fiscal year ended December 31, 1997 as well as the related Notes to Financial Statements and Report of Independent Accountants are incorporated into this statement of additional information by reference to the Trust's Annual Report for the fiscal year ended December 31, 1997: Portfolios of Investment at December 31, 1997;
Statements of Assets and Liabilities at December 31, 1997; Statements of Operations for the year ended December 31, 1997; and Statements of Changes in Net Assets for the year ended December 31, 1997 and for the period ended December 31, 1996.

                                                     APPENDIX

                                            RATINGS OF DEBT INSTRUMENTS

Standard & Poor's Ratings Group ("S&P") Corporate Bond Ratings. An S&P corporate bond rating is a current assessment of the credit worthiness of an obligor, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information.

         The ratings are based, in varying degrees, on the following considerations: (a) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (b) nature of and provisions of the obligation; and (c) protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights. To provide more detailed indications of credit quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

Bond ratings are as follows:

AAA -- Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Bonds rated A have strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC or CC are regarded on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

S&P Note Ratings. An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria are used in making that assessment: (a) amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note), and (b) source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note ratings are as follows:

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Demand Bonds. S&P assigns "Dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put options (for example, "AAA/A-1+). For the newer "Demand Notes," S&P note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

Moody's Investors Service, Inc. ("Moody's") Corporate Bond Ratings.
 Moody's ratings are as follows:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of great amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments, or of maintenance of other terms of the contract over any long period of time, may be small.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Note Ratings. Moody's Short-Term Loan Ratings -- Moody's ratings for short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

MIG 1 --  This  designation  denotes  best  quality.  There  is  present  strong
protection  by  established  cash  flows,   superior   liquidity   support,   or
demonstrated broad-based access to the market for refinancing.

MIG 2 -- This designation denotes high quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3 -- This designation denotes favorable quality. All security elements are accounted for, but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and, although not distinctly or predominantly speculative, there is specific risk.
        PART C: OTHER INFORMATION

Item 24.      Financial Statements and
Exhibits.



              (a)     Financial
Statements:

                      Part  A:  Financial
Highlights

                      Part   B:   Audited
                      financial
                      statements      for
                      the   fiscal   year
                      ended      December
                      31,            1997
                      are    incorporated
                      into            the
                      Statement        of
                      Additional
                      Information      by
                      reference   to  the
                      Trust's      Annual
                      Report    for   the
                      fiscal  year  ended
                      December 31,
                      1997:


Portfolios of Investment

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Report of Independent Accountants

                         Part C:
                      Consent of
                      Independent
                      Accountants.

              (b)     Exhibits:

              (1)     Declaration      of
                      Trust            is
                      incorporated     by
                      reference        to
                      Exhibit  1  of  the
                      Registration
                      Statement  on  Form
                      N-1A,    filed   on
                      September       16,
                      1996           (the
                      "Registration
                      Statement").

              (2)     By-Laws         are
                      incorporated     by
                      reference        to
                      Exhibit  2  of  the
                      Registration
                      Statement.

              (3)     Not Applicable

              (4)     Not Applicable

              (5)     Investment
                      Advisory
                      Agreement   between
                      Registrant      and
                      Insight
                      Management,    Inc.
                           (now  known as
                      Kobren      Insight
                      Management,   Inc.)
                      is            filed
                      herein.

              (6)     Distribution
                      Agreement   between
                      Registrant      and
                      Insight   Brokerage
                      Services,      Inc.
                         (now   known  as
                      Kobren      Insight
                      Brokerage,    Inc.)
                      is            filed
                      herein.

              (7)     Not Applicable

              (8)(a)  Custody   Agreement
                      between
                      Registrant      and
                      Boston         Safe
                      Deposit  and  Trust
                      Company          is
                      filed herein.


                  (b) First     Amendment
                      to   the    Custody
                      Agreement   between
                      Registrant      and
                      Boston         Safe
                      Deposit  and  Trust
                      Company   is  filed
                      herein.

                  (c) Sub-Custodian
                      Agreement   between
                      Registrant,
                      Boston         Safe
                      Deposit  and  Trust
                      Company         and
                      National
                      Financial
                      Services
                      Corporation      is
                      filed herein.

              (9)(a)  Transfer     Agency
                      Agreement   between
                      Registrant      and
                      First          Data
                      Investor   Services
                      Group,    Inc.

    is
                         incorporated
                      by   reference   to
                      Exhibit   9(a)   of
                      Post-Effective
                      Amendment   No.   1
                      to              the
                      Registration
                      Statement     filed
                      on  June  13,  1997
                      ("Post-Effective
                      Amendment       No.
                      1").


              (b)     Administration
                      Agreement   between
                      Registrant      and
                      First          Data
                      Investor   Services
                      Group,    Inc.   is
                             incorporated
                      by   reference   to
                      Exhibit   9(b)   of
                      Post-Effective
                      Amendment   No.  1.


              (10)    Not Applicable

              (11)(a) Consent of Independent Accountants is filed herein.

              (b)     Consent of
Counsel is filed herein.

              (12)    Not Applicable

              (13)(a) Purchase
                      Agreement
                      relating         to
                      Initial     Capital
                      between         the
                      Registrant,      on
                      behalf  of  Insight
                      Growth         Fund
                         (now   known  as
                      Kobren       Growth
                      Fund    ,       and
                      Insight
                      Management,    Inc.
                         (now   known  as
                      Kobren      Insight
                      Management,
                      Inc.)    is
                      incorporated     by
                      reference        to
                      Exhibit   13(a)  of
                      Pre-Effective
                      Amendment   No.   1
                      to              the
                      Registration
                      Statement,    filed
                      on      November 8,
                      1996
                      ("Pre-Effective
                      Amendment No. 1")

              (b)     Purchase
                      Agreement
                      relating         to
                      Initial     Capital
                      between         the
                      Registrant,      on
                      behalf  of  Insight
                      Moderate     Growth
                      Fund           (now
                      known   as   Kobren
                      Moderate     Growth
                      Fund),       ,  and
                      Insight
                      Management,    Inc.
                         (now   known  as
                      Kobren      Insight
                      Management,
                      Inc.)    is
                      incorporated     by
                      reference        to
                      Exhibit   13(b)  of
                      Pre-Effective
                      Amendment No. 1.

              (c)     Purchase
                      Agreement
                      relating         to
                      Initial     Capital
                      between         the
                      Registrant,      on
                      behalf  of  Insight
                      Conservative
                      Allocation     Fund
                         (now   known  as
                      Kobren
                      Conservative
                      Allocation   Fund),
                          ,  and  Insight
                      Management,
                      Inc.   (now   known
                      as  Kobren  Insight
                      Management,
                      Inc.)            is
                      incorporated     by
                      reference        to
                      Exhibit   13(c)  of
                      Pre-Effective
                      Amendment No. 1.

              (14)    Not Applicable

              (15)    Not Applicable

              (16)    Performance
Computation Schedule is
incorporated by reference to Post-
Effective Amendment No. 1.

              (17) Financial Data Schedules are filed herein.

              (18)    Not Applicable

Item 25.      Persons Controlled by or
Under Common Control with Registrant.

              Not Applicable

Item 26.      Number of Holders of
Securities.

              (1)
              Title of Class

              Shares    of     Beneficial
Interest,
              $.001 par value


              (2)
              Number of Record Holders
              as of March 31, 1998
              Kobren Growth Fund
876
              Kobren Moderate Growth Fund
678
              Kobren Conservative
Allocation Fund
273



Item 27.      Indemnification.

               The response to this Item 27 is incorporated by reference to Item 27 of Pre-Effective Amendment No.
1.

Item 28.      Business and Other
Connections of Investment Adviser.

                 Kobren           Insight
              Management,           Inc.,
              established     in    1987,
              manages   the    investment
              needs  of  clients  seeking
              to   invest  in  the  fixed
              revenue and equity markets.

              The list required by this Item 28 of officers and directors of Kobren Insight Management, Inc., together with the information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Kobren Insight Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No.
              801-30125).

Item 29.      Principal Underwriters.

(a)                   Kobren      Insight
              Brokerage,   Inc.,      the
              Fund's  Distributor,   does
              not   act   as    principal
              underwriter,  depositor  or
              investment  adviser for any
              other mutual funds.

(b)           For    information     with
              respect  to  each  Director
              and    officer    of    the
              principal   underwriter  of
              the    Fund,     see    the
              following:



Name and Principal Business      Position and Offices with Kobren Insight            Position and Offices
                   ---------                                      --------
Address*                           Brokerage, Inc.                                     with the Registrant

Eric M. Kobren                   Director, President and Treasurer                   President

Cathy Kobren                     Secretary                                           None

*    The   business    address   of   the
     above-listed  persons  is 20 William
     Street,  Suite 310,  P.O.  Box 9135,
     Wellesley    Hills,    Massachusetts
     02181.

(c)      Not Applicable

Item 30.      Location of Accounts and
Records.

              All accounts, books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940, as amended and the Rules thereunder will be maintained at the offices of:

                  Kobren     Insight
              Management, Inc.
              20 William Street, Suite
              310
              P.O. Box 9135
              Wellesley Hills,
              Massachusetts  02181
              (records relating to its
              functions as investment
              adviser)

                  Kobren Insight
              Brokerage, Inc.
              20 William Street, Suite
              310
              P.O. Box 9135
              Wellesley Hills,
              Massachusetts  02181
              (records relating to its
              functions as distributor)

              First Data Investor
              Services Group, Inc.
              One Exchange Place
              Boston, Massachusetts
              02109
              (records relating to its
              functions as administrator)

              First Data Investor
              Services Group, Inc.
              4400 Computer Drive
              Westborough,
              Massachusetts  01581
              (records relating to its
              functions as transfer
              agent)

              Boston Safe Deposit and
              Trust Company
              One Boston Place
              Boston, Massachusetts 02108
              (records relating to its
              functions as custodian)

Item 31.      Management Services.

              Not Applicable

Item 32.      Undertakings.

              (a)     Not Applicable

              (b)     Not Applicable

              (c)     The      Registrant
                      will  furnish  each
                      person  to  whom  a
                      prospectus       is
                      delivered   with  a
                      copy     of     the
                      Registrant's
                      latest       annual
                      report           to
                      shareholders,
                      upon   request  and
                      without charge.

              (d)     The      Registrant
                      hereby   undertakes
                      to  call a  meeting
                      of              its
                      shareholders    for
                      the    purpose   of
                      voting   upon   the
                      question         of
                      removal     of    a
                      trustee          or
                      trustees         of
                      Registrant     when
                      requested        in
                      writing  to  do  so
                      by the  holders  of
                      at  least   10%  of
                      Registrant's
                      outstanding
                      shares     required
                      by  Section   16(c)
                      of  the  Investment
                      Company    Act   of
                      1940,            as
                      amended..

               SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, KOBREN INSIGHT FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 17th day of April, 1998.


KOBREN INSIGHT FUNDS



By:
/s/ Eric M. Kobren

Eric M. Kobren, President

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                            Title                                            Date

/s/ Eric M. Kobren                    President, Chairman of the Board and             April 17, 1998
Eric M. Kobren                        Trustee (Chief Executive Officer)

/s/ Michael P. Castellano             Trustee                                          April 17, 1998
-------------------------------
Michael P. Castellano

/s/ Arthur Dubroff                    Trustee                                          April 17, 1998
Arthur Dubroff

/s/ Edward B. Bloom                   Trustee                                          April 17, 1998
-------------------------------
Edward B. Bloom

/s/ Stuart J. Novick                  Trustee                                          April 17, 1998
-------------------------------
Stuart J. Novick

/s/ Eric Godes                        Treasurer, Chief Financial Officer and            April 17, 1998
-------------------------------
                                      Chief Accounting Officer
Eric Godes




              EXHIBIT INDEX

Exhibit
Number            Description

5                 Investment     Advisory
                  Agreement       between
                  Registrant  and Insight
                  Management,  Inc.  (now
                  known     as     Kobren
                  Insight     Management,
                  Inc.)

6(a)              Distribution  Agreement
                  between  Registrant and
                  Insight       Brokerage
                  Services,   Inc.   (now
                  known     as     Kobren
                  Insight      Brokerage,
                  Inc.)

8(a)              Custody       Agreement
                  between  Registrant and
                  Boston   Safe   Deposit
                  and Trust Company

8(b)              First  Amendment to the
                  Custody       Agreement
                  between  Registrant and
                  Boston   Safe   Deposit
                  and Trust Company

8(c)              Sub-Custodian
                  Agreement       between
                  Registrant,      Boston
                  Safe  Deposit and Trust
                  Company  and   National
                  Financial      Services
                  Corporation

11(a)             Consent of  Independent
                  Accountants

11(b)             Consent of Counsel

17                Financial          Data
                  Schedules